ALPS ETF Trust

Schedules of Investments

(Unaudited)

August 31, 2022

Alerian Energy Infrastructure ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (26.78%)
Gathering + Processing (4.28%)
Keyera Corp.	223,749	$5,513,014

Pipeline Transportation | Natural Gas (6.20%)
TC Energy Corp.(a)	165,391	7,970,150

Pipeline Transportation | Petroleum (14.11%)
Enbridge, Inc.	297,497	12,268,198
Pembina Pipeline Corp.	166,460	5,878,414
Total Pipeline Transportation | Petroleum		18,146,612

Storage (2.19%)
Gibson Energy, Inc.	149,136	2,815,001

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $33,897,897)		34,444,777

Security Description	Shares	Value
EXCHANGE TRADED FUND (1.18%)
Exchange Traded Fund (1.18%)
Energy Select Sector SPDR Fund	18,920	1,523,060

TOTAL EXCHANGE TRADED FUND
(Cost $1,523,202)		1,523,060

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (30.31%)
Gathering + Processing (10.04%)
Kinetik Holdings, Inc.(a)	12,260	452,026
ONEOK, Inc.	101,544	6,217,539
Targa Resources Corp.	91,521	6,244,478
Total Gathering + Processing		12,914,043

Liquefaction (7.83%)
Cheniere Energy, Inc.	50,026	8,013,165
Tellurian, Inc.(a)(b)	514,766	2,059,064
Total Liquefaction		10,072,229

Pipeline Transportation | Natural Gas (12.44%)
DT Midstream, Inc.	98,359	5,430,400
Equitrans Midstream Corp.	468,308	4,341,215
Kinder Morgan, Inc.	340,308	6,234,443
Total Pipeline Transportation | Natural Gas		16,006,058

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $31,215,395)		38,992,330

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (25.85%)
Gathering + Processing (6.47%)
Crestwood Equity Partners LP	14,385	$383,504
Hess Midstream LP, Class A	52,186	1,477,386
MPLX LP	133,857	4,366,415
Western Midstream Partners LP	74,633	2,097,933
Total Gathering + Processing		8,325,238

Pipeline Transportation | Natural Gas (15.27%)
Energy Transfer LP	750,457	8,787,852
Enterprise Products Partners LP	412,092	10,846,261
Total Pipeline Transportation | Natural Gas		19,634,113

Pipeline Transportation | Petroleum (4.11%)
Genesis Energy LP	23,095	267,440
Holly Energy Partners LP	13,096	232,585
Magellan Midstream Partners LP	77,580	4,005,455
NuStar Energy LP	24,187	386,025
Shell Midstream Partners LP	25,222	398,760
Total Pipeline Transportation | Petroleum		5,290,265

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $31,434,358)		33,249,616

Security Description	Shares	Value
U.S. GENERAL PARTNERS (15.74%)
Gathering + Processing (10.56%)
Antero Midstream Corp.	326,411	3,286,959
EnLink Midstream LLC	328,043	3,332,917
The Williams Cos., Inc.	204,642	6,963,967
Total Gathering + Processing		13,583,843

Pipeline Transportation | Petroleum (5.18%)
Plains GP Holdings LP, Class A	556,378	6,665,408

TOTAL U.S. GENERAL PARTNERS
(Cost $17,799,294)		20,249,251

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.06%)
Money Market Fund (0.36%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $466,663)	2.25%	466,663	$466,663

Investments Purchased with Collateral from Securities Loaned (1.70%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $2,177,016)		2,177,016	2,177,016
TOTAL SHORT TERM INVESTMENTS
(Cost $2,643,679)			2,643,679

TOTAL INVESTMENTS (101.92%)
(Cost $118,513,825)			$131,102,713
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.92%)			(2,464,283)
NET ASSETS - 100.00%			$128,638,430

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,238,879.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (100.04%)
Gathering + Processing (32.67%)
Crestwood Equity Partners LP(a)	10,434,938	$278,195,447
DCP Midstream LP(a)	13,280,642	504,930,009
EnLink Midstream LLC(a)	47,376,660	481,346,865
Hess Midstream LP, Class A	7,536,723	213,364,628
Western Midstream Partners LP(a)	24,177,434	679,627,670
Total Gathering + Processing		2,157,464,619

Liquefaction (4.59%)
Cheniere Energy Partners LP	5,924,924	303,000,613

Pipeline Transportation | Natural Gas (19.90%)
Energy Transfer LP	57,190,469	669,700,392
Enterprise Products Partners LP	24,486,942	644,496,314
Total Pipeline Transportation | Natural Gas		1,314,196,706

Pipeline Transportation | Petroleum (42.88%)
Genesis Energy LP(a)	15,970,329	184,936,410
Holly Energy Partners LP(a)	6,698,107	118,958,380
Magellan Midstream Partners LP(a)	12,911,547	666,623,172
MPLX LP	20,080,848	655,037,262
NuStar Energy LP(a)	14,581,377	232,718,777
Plains All American Pipeline LP(a)	58,452,738	686,819,671
Shell Midstream Partners LP	18,174,203	287,334,149
Total Pipeline Transportation | Petroleum		2,832,427,821

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,623,483,024)		6,607,089,759

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
State Street Institutional Treasury Plus Money Market Fund	2.25%	508,630	508,630

TOTAL SHORT TERM INVESTMENTS
(Cost $508,630)			508,630

TOTAL INVESTMENTS (100.05%)
(Cost $3,623,991,654)			$6,607,598,389
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.05%)			(3,154,745)
NET ASSETS - 100.00%			$6,604,443,644

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.78%)
Diversified REITs (1.97%)
WP Carey, Inc.	4,350	$365,531

Health Care REITs (10.64%)
Healthpeak Properties, Inc.	36,636	961,695
Omega Healthcare Investors, Inc.	10,539	344,204
Welltower, Inc.	8,750	670,688
Total Health Care REITs		1,976,587

Hotel & Resort REITs (4.40%)
Host Hotels & Resorts, Inc.	27,500	488,675
RLJ Lodging Trust	27,318	329,455
Total Hotel & Resort REITs		818,130

Industrial REITs (16.10%)
Duke Realty Corp.	16,647	979,676
First Industrial Realty Trust, Inc.	8,190	415,069
Prologis, Inc.	7,254	903,196
Rexford Industrial Realty, Inc.	11,112	691,278
Total Industrial REITs		2,989,219

Office REITs (6.56%)
Alexandria Real Estate Equities, Inc.	3,254	499,164
Boston Properties, Inc.	4,020	319,309
Cousins Properties, Inc.	6,663	178,902
Kilroy Realty Corp.	4,535	221,172
Total Office REITs		1,218,547

Residential REITs (20.62%)
AvalonBay Communities, Inc.	3,377	678,473
Equity LifeStyle Properties, Inc.	7,548	529,115
Equity Residential	15,378	1,125,361
Invitation Homes, Inc.	20,074	728,285
Mid-America Apartment Communities, Inc.	2,692	445,984
Sun Communities, Inc.	2,106	323,713
Total Residential REITs		3,830,931

Retail REITs (15.64%)
Agree Realty Corp.	3,297	248,330
Brixmor Property Group, Inc.	16,959	364,279
Realty Income Corp.	14,937	1,019,898
Retail Opportunity Investments Corp.	18,619	311,868
Simon Property Group, Inc.	9,418	960,448
Total Retail REITs		2,904,823

Specialized REITs (22.85%)
Crown Castle, Inc.	2,880	491,990

Security Description	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	1,734	$1,139,879
Life Storage, Inc.	4,154	528,597
Public Storage	3,694	1,222,085
VICI Properties, Inc.	25,960	856,420
Total Specialized REITs		4,238,971

TOTAL COMMON STOCKS
(Cost $18,134,528)		18,342,739

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.22%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.25%	227,223	227,223

TOTAL SHORT TERM INVESTMENTS
(Cost $227,223)			227,223

TOTAL INVESTMENTS (100.00%)
(Cost $18,361,751)			$18,569,962
LIABILITIES IN EXCESS OF OTHER ASSETS (0.00%)			(869)
NET ASSETS - 100.00%			$18,569,093

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (89.02%)
Consumer Discretionary (14.20%)
EVgo, Inc.(a)(b)	448,784	$4,258,960
Lucid Group, Inc.(a)(b)	1,840,588	28,234,620
Rivian Automotive, Inc.(a)(b)	1,138,250	37,232,159
Tesla, Inc.(a)	146,548	40,390,094
Volta, Inc.(a)(b)	711,995	1,523,669
Workhorse Group, Inc.(a)(b)	1,007,114	3,152,267
Total Consumer Discretionary		114,791,769

Energy (3.43%)
Aemetis, Inc.(a)(b)	193,422	1,764,009
Archaea Energy, Inc., Class A(a)	523,316	10,340,724
Green Plains, Inc.(a)	339,506	12,436,105
REX American Resources Corp.(a)	103,320	3,130,596
Total Energy		27,671,434

Financials (2.74%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	560,567	22,153,608

Industrials (28.84%)
Ameresco, Inc., Class A(a)	198,799	13,687,311
Array Technologies, Inc.(a)	917,493	19,175,604
Ballard Power Systems, Inc.(a)(b)	1,558,352	12,155,146
Blink Charging Co.(a)(b)	242,352	5,179,062
ChargePoint Holdings, Inc.(a)(b)	1,675,858	27,266,210
Fluence Energy, Inc.(a)(b)	240,188	4,791,751
Hyliion Holdings Corp.(a)(b)	816,893	2,867,294
Hyzon Motors, Inc.(a)(b)	475,559	1,012,941
Infrastructure and Energy Alternatives, Inc.(a)	188,591	2,679,878
Li-Cycle Holdings Corp.(a)(b)	745,729	5,376,706
Lion Electric Co.(a)(b)	562,005	2,158,099
Microvast Holdings, Inc.(a)	966,164	2,376,763
Plug Power, Inc.(a)(b)	1,919,710	53,828,668
Proterra, Inc.(a)(b)	1,339,171	8,088,593
Shoals Technologies Group, Inc., Class A(a)(b)	399,436	10,533,127
Stem, Inc.(a)(b)	967,571	15,210,215
Sunrun, Inc.(a)	1,283,182	42,383,501
TPI Composites, Inc.(a)	234,530	4,359,913
Total Industrials		233,130,782

Security Description	Shares	Value
Information Technology (16.82%)
Enphase Energy, Inc.(a)	175,016	$50,131,583
First Solar, Inc.(a)	458,610	58,495,705
Itron, Inc.(a)	293,413	13,960,591
SunPower Corp.(a)(b)	556,255	13,350,120
Total Information Technology		135,937,999

Materials (4.20%)
Livent Corp.(a)(b)	1,053,935	33,915,628

Utilities (18.79%)
Boralex, Inc., Class A(b)	669,124	25,219,201
Clearway Energy, Inc., Class C	533,672	19,799,231
Innergex Renewable Energy, Inc.(b)	1,007,126	15,221,724
Northland Power, Inc.(b)	1,122,972	38,442,777
Ormat Technologies, Inc.(b)	295,799	27,651,291
Sunnova Energy International, Inc.(a)(b)	645,209	16,272,171
TransAlta Renewables, Inc.(b)	699,856	9,261,429
Total Utilities		151,867,824

TOTAL COMMON STOCKS
(Cost $722,349,467)		719,469,044

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (10.84%)
Energy (1.74%)
Enviva, Inc.(b)	202,651	14,088,298

Utilities (9.10%)
Brookfield Renewable Partners LP	959,843	35,723,247
NextEra Energy Partners LP	460,210	37,778,638
Total Utilities		73,501,885

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $76,389,021)		87,590,183

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (18.98%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $462,432)	2.25%	462,432	$462,432

Investments Purchased with Collateral from Securities Loaned (18.92%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $152,948,636)		152,948,636	152,948,636
TOTAL SHORT TERM INVESTMENTS
(Cost $153,411,068)			153,411,068

TOTAL INVESTMENTS (118.84%)
(Cost $952,149,556)			$960,470,295
LIABILITIES IN EXCESS OF OTHER ASSETS (-18.84%)			(152,244,817)
NET ASSETS - 100.00%			$808,225,478

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $201,855,714.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.81%)
Communication Services (1.21%)
Netflix, Inc.(a)	6,803	$1,520,879

Consumer Discretionary (4.57%)
ADT, Inc.	181,101	1,320,226
Garmin, Ltd.	12,846	1,136,743
iRobot Corp.(a)	30,691	1,807,086
Tesla, Inc.(a)	5,439	1,499,043
Total Consumer Discretionary		5,763,098

Financials (4.30%)
American Express Co.	8,128	1,235,456
Kaspi.KZ JSC, GDR(b)	24,719	1,490,556
Moody's Corp.	4,688	1,333,830
S&P Global, Inc.	3,883	1,367,515
Total Financials		5,427,357

Health Care (11.31%)
ABIOMED, Inc.(a)	5,078	1,316,624
Align Technology, Inc.(a)	4,992	1,216,550
Azenta, Inc.	17,717	933,863
Boston Scientific Corp.(a)	34,481	1,389,929
Cutera, Inc.(a)(c)	29,546	1,410,822
Dexcom, Inc.(a)	17,659	1,451,747
DiaSorin SpA	10,272	1,351,783
Insulet Corp.(a)	5,960	1,522,601
Intuitive Surgical, Inc.(a)	6,237	1,283,200
ResMed, Inc.	6,276	1,380,218
Smith & Nephew PLC, Sponsored ADR	42,927	1,023,380
Total Health Care		14,280,717

Industrials (14.92%)
ABB, Ltd., Sponsored ADR(c)	43,742	1,205,967
AeroVironment, Inc.(a)	14,403	1,276,826
Experian PLC	41,850	1,275,224
FANUC Corp.	8,017	1,300,436
Proto Labs, Inc.(a)	26,813	1,029,619
RELX PLC, Sponsored ADR	48,429	1,267,871
Schneider Electric SE	9,622	1,148,564
Sensata Technologies Holding PLC	27,415	1,104,276
Siemens Gamesa Renewable Energy SA(a)	68,035	1,225,569
Thomson Reuters Corp.	13,150	1,448,017
TransUnion	15,838	1,169,953
Verisk Analytics, Inc.	7,846	1,468,457
Vestas Wind Systems A/S	50,749	1,278,334
Wolters Kluwer NV	14,093	1,380,025

Security Description	Shares	Value
Industrials (continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	830,200	$1,241,804
Total Industrials		18,820,942

Information Technology (60.64%)
Adobe, Inc.(a)	3,093	1,155,050
Adyen NV(a)(b)(d)	861	1,336,836
Alarm.com Holdings, Inc.(a)	21,018	1,399,799
Allegro MicroSystems, Inc.(a)	55,242	1,288,243
ams-OSRAM AG(a)	119,984	881,069
ANSYS, Inc.(a)	5,211	1,293,891
Autodesk, Inc.(a)	6,708	1,353,272
Avast PLC(c)	216,041	1,774,387
Black Knight, Inc.(a)	19,494	1,289,723
Block, Inc., Class A(a)	17,065	1,175,949
Cerence, Inc.(a)(c)	44,441	889,264
Check Point Software Technologies, Ltd.(a)	10,420	1,252,901
Cognex Corp.	28,651	1,206,494
Crowdstrike Holdings, Inc., Class A(a)	7,558	1,380,166
Dassault Systemes SE	32,526	1,260,906
Datadog, Inc., Class A(a)	12,647	1,327,303
Dynatrace, Inc.(a)	30,944	1,181,442
FARO Technologies, Inc.(a)	41,860	1,404,403
Fidelity National Information Services, Inc.	13,120	1,198,774
First Solar, Inc.(a)	18,786	2,396,154
Fiserv, Inc.(a)	13,651	1,381,345
FleetCor Technologies, Inc.(a)	5,423	1,152,550
Fortinet, Inc.(a)	21,600	1,051,704
Global Payments, Inc.	10,722	1,331,994
GMO Payment Gateway, Inc.	16,600	1,340,666
Intuit, Inc.	3,263	1,408,899
Itron, Inc.(a)	26,166	1,244,978
Keyence Corp.	3,405	1,295,088
Mastercard, Inc., Class A	3,749	1,216,063
Materialise NV, ADR(a)(c)	93,833	1,096,908
Nemetschek SE	18,854	1,116,002
NortonLifeLock, Inc.	53,923	1,218,121
Okta, Inc.(a)	13,784	1,259,858
Omron Corp.	22,700	1,207,508
Pagseguro Digital, Ltd., Class A(a)	99,929	1,552,897
Palo Alto Networks, Inc.(a)	2,537	1,412,627
PayPal Holdings, Inc.(a)	15,592	1,456,916
PTC, Inc.(a)	11,595	1,332,150
Qorvo, Inc.(a)	12,451	1,117,851
Renishaw PLC	25,004	1,073,579
Salesforce, Inc.(a)	6,978	1,089,405
SAP SE, Sponsored ADR	13,526	1,152,686
ServiceNow, Inc.(a)	2,656	1,154,351
Silicon Laboratories, Inc.(a)	9,135	1,144,890
Skyworks Solutions, Inc.	12,660	1,247,642
Snowflake, Inc., Class A(a)	9,872	1,786,339
SolarEdge Technologies, Inc.(a)	4,508	1,244,073
Splunk, Inc.(a)	12,759	1,148,693

Security Description	Shares	Value
Information Technology (continued)
SS&C Technologies Holdings, Inc.	21,044	$1,173,413
StoneCo, Ltd., Class A(a)	129,428	1,226,977
Stratasys, Ltd.(a)	70,927	1,224,200
Temenos AG	15,043	1,233,910
Trend Micro, Inc.	24,165	1,499,387
Visa, Inc., Class A	6,356	1,263,001
VMware, Inc., Class A	10,297	1,194,761
Workday, Inc., Class A(a)	8,523	1,402,545
Xero, Ltd.(a)	23,037	1,383,213
Xinyi Solar Holdings, Ltd.	718,000	991,644
Zoom Video Communications, Inc., Class A(a)	11,856	953,222
Zscaler, Inc.(a)	8,166	1,300,354
Total Information Technology		76,528,436

Real Estate (1.03%)
Equinix, Inc.	1,981	1,302,250

Utilities (0.83%)
China Longyuan Power Group Corp., Ltd., Class H	648,000	1,050,182

TOTAL COMMON STOCKS
(Cost $149,825,024)		124,693,861

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (1.05%)
Utilities (1.05%)
Brookfield Renewable Partners LP	35,633	1,326,182

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,058,754)		1,326,182

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.36%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $94,606)	2.25%	94,606	$94,606

Investments Purchased with Collateral from Securities Loaned (2.29%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $2,887,959)		2,887,959	2,887,959
TOTAL SHORT TERM INVESTMENTS
(Cost $2,982,565)			2,982,565

TOTAL INVESTMENTS (102.22%)
(Cost $153,866,343)			$129,002,608
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.22%)			(2,805,202)
NET ASSETS - 100.00%			$126,197,406

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2022, the market value of those securities was $2,827,392 representing 2.24% of net assets.
(c)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,355,200.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,336,836, representing 1.06% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.84%)
Brazil (10.28%)
Centrais Eletricas Brasileiras SA, ADR(a)	76,366	$682,712
Engie Brasil Energia SA	76,600	596,321
JBS SA	90,029	512,063
Petroleo Brasileiro SA	95,221	680,333
Vibra Energia SA	179,921	634,967
Total Brazil		3,106,396

Chile (10.50%)
Banco Santander Chile	13,522,824	543,176
Cencosud SA	394,125	551,005
Empresas CMPC SA	364,614	691,597
Empresas COPEC SA	78,290	675,325
Enel Chile SA, ADR(a)	430,055	709,591
Total Chile		3,170,694

China (9.87%)
China Railway Signal & Communication Corp., Ltd., Class H(b)(c)	1,760,000	553,875
China Shenhua Energy Co., Ltd., Class H	181,000	569,610
Huadian Power International Corp., Ltd., Class H(a)	1,798,000	739,937
Legend Holdings Corp., Class H(b)(c)	525,500	598,567
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,151,600	520,873
Total China		2,982,862

Czech Republic (1.65%)
CEZ AS	12,346	499,645

Hungary (2.33%)
Richter Gedeon Nyrt	34,902	704,560

India (3.91%)
Infosys, Ltd., Sponsored ADR(a)	34,298	627,653
Wipro, Ltd., ADR	110,197	552,087
Total India		1,179,740

Indonesia (3.68%)
Gudang Garam Tbk PT	296,300	473,621
Kalbe Farma Tbk PT	5,624,500	636,629
Total Indonesia		1,110,250

Luxembourg (1.61%)
Ternium SA, Sponsored ADR(a)	15,761	485,597

Security Description	Shares	Value
Malaysia (8.61%)
Hartalega Holdings Bhd	768,100	$284,895
Malayan Banking Bhd	316,000	633,341
RHB Bank Bhd	468,700	601,126
Sime Darby Bhd	1,256,900	643,124
Top Glove Corp. Bhd	2,447,100	440,155
Total Malaysia		2,602,641

Mexico (7.46%)
El Puerto de Liverpool SAB de CV(d)	124,490	555,143
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,028	640,331
Kimberly-Clark de Mexico SAB de CV, Class A	435,200	589,512
Orbia Advance Corp. SAB de CV	248,947	469,807
Total Mexico		2,254,793

Philippines (3.53%)
Globe Telecom, Inc.	14,050	524,920
PLDT, Inc.	18,135	542,226
Total Philippines		1,067,146

Poland (3.52%)
LPP SA	278	502,175
Powszechny Zaklad Ubezpieczen SA	93,724	561,546
Total Poland		1,063,721

Russia (0.01%)
Magnit PJSC, GDR(c)(e)	32,174	321
Mobile TeleSystems PJSC, Sponsored ADR(e)	64,600	646
Novolipetsk Steel PJSC, GDR(c)(e)	17,594	176
Severstal PAO, GDR(c)(e)	23,283	233
X5 Retail Group NV, GDR(c)(e)	17,785	178
Total Russia		1,554

South Africa (9.49%)
African Rainbow Minerals, Ltd.	42,710	589,157
Exxaro Resources, Ltd.	49,387	629,478
Mr Price Group, Ltd.	53,401	580,564
MultiChoice Group	77,900	525,784
Vodacom Group, Ltd.	73,418	540,709
Total South Africa		2,865,692

Thailand (11.54%)
Bangkok Dusit Medical Services PCL	880,300	706,171
BTS Group Holdings PCL	2,568,500	591,715
Delta Electronics Thailand PCL	68,900	990,157
PTT PCL	582,200	598,766
TMBThanachart Bank PCL	17,191,100	598,771
Total Thailand		3,485,580

Security Description	Shares	Value
Turkey (10.85%)
BIM Birlesik Magazalar AS	132,182	$794,905
Enka Insaat ve Sanayi AS	601,399	611,259
Eregli Demir ve Celik Fabrikalari TAS	323,984	512,554
Ford Otomotiv Sanayi AS	36,224	660,890
Turkcell Iletisim Hizmetleri AS, ADR	235,214	698,586
Total Turkey		3,278,194

TOTAL COMMON STOCKS
(Cost $33,730,364)		29,859,065

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.16%)
Money Market Fund (0.47%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $142,789)	2.25%	142,789	142,789

Investments Purchased with Collateral from Securities Loaned (7.69%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $2,322,810)		2,322,810	2,322,810
TOTAL SHORT TERM INVESTMENTS
(Cost $2,465,599)			2,465,599

TOTAL INVESTMENTS (107.00%)
(Cost $36,195,963)			$32,324,664
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.00%)			(2,113,541)
NET ASSETS - 100.00%			$30,211,123

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,199,062.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,152,442, representing 3.81% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2022, the market value of those securities was $1,153,350 representing 3.82% of net assets.
(d)	Non-income producing security.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

a

ALPS Equal Sector Weight ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.01%)
Communication Services (8.55%)
Communication Services Select Sector SPDR Fund	469,590	$25,536,304

Consumer Discretionary (9.67%)
Consumer Discretionary Select Sector SPDR Fund(a)	185,759	28,887,382

Consumer Staples (8.99%)
Consumer Staples Select Sector SPDR Fund(a)	367,320	26,854,765

Energy (9.27%)
Energy Select Sector SPDR Fund	344,115	27,701,258

Financials (9.04%)
Financial Select Sector SPDR Fund	817,492	27,018,111

Healthcare (8.81%)
Health Care Select Sector SPDR Fund	210,893	26,311,011

Industrials (9.20%)
Industrial Select Sector SPDR Fund(a)	295,563	27,466,670

Materials (8.52%)
Materials Select Sector SPDR Fund(a)	337,464	25,448,160

Real Estate (9.07%)
Real Estate Select Sector SPDR Fund(a)	647,173	27,084,190

Technology (9.19%)
Technology Select Sector SPDR Fund	202,904	27,444,795

Utilities (9.70%)
Utilities Select Sector SPDR Fund(a)	389,763	28,974,981

TOTAL EXCHANGE TRADED FUNDS
(Cost $247,632,780)		298,727,627

	Shares	Value
SHORT TERM INVESTMENTS (7.02%)
Investments Purchased with Collateral from Securities Loaned (7.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $20,958,182)	20,958,182	$20,958,182
TOTAL SHORT TERM INVESTMENTS
(Cost $20,958,182)		20,958,182

TOTAL INVESTMENTS (107.03%)
(Cost $268,590,962)		$319,685,809
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.03%)		(20,996,494)
NET ASSETS - 100.00%		$298,689,315

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $77,888,790.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Global Travel Beneficiaries ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.97%)
Communication Services (5.30%)
TripAdvisor, Inc.(a)	1,282	$30,512
Walt Disney Co.(a)	5,191	581,807
Total Communication Services		612,319

Consumer Discretionary (40.77%)
Airbnb, Inc., Class A(a)	4,632	523,971
Booking Holdings, Inc.(a)	234	438,940
Boyd Gaming Corp.	995	54,158
Caesars Entertainment, Inc.(a)	2,180	94,002
Choice Hotels International, Inc.	486	55,749
Dufry AG(a)	803	30,116
Expedia Group, Inc.(a)	1,465	150,382
Galaxy Entertainment Group, Ltd.	24,000	134,850
Hilton Grand Vacations, Inc.(a)	1,328	54,156
Hilton Worldwide Holdings, Inc.	3,949	502,944
Hyatt Hotels Corp., Class A(a)	330	29,575
Intercontinental Hotels Group(a)	1,318	71,825
Las Vegas Sands Corp.(a)	3,151	118,572
LVMH Moet Hennessy Louis Vuitton SE	858	558,308
Marriott International, Inc., Class A	3,196	491,353
Marriott Vacations Worldwide Corp.	527	75,055
MGM Resorts International	4,086	133,367
Moncler SpA	1,676	75,187
Oriental Land Co., Ltd.	1,660	249,134
Penn Entertainment, Inc.(a)	1,972	61,586
Samsonite International SA(a)(b)(c)	22,200	54,420
Sonder Holdings, Inc.(a)(d)	16,740	31,136
Thule Group AB(b)(c)	946	23,189
Tongcheng Travel Holdings, Ltd.(a)(c)	19,200	39,581
Trainline PLC(a)(b)(c)	7,755	31,144
Trip.com Group, Ltd., ADR	13,814	355,296
TUI AG(a)	13,236	20,331
Vacasa, Inc.(a)	9,065	36,260
Vail Resorts, Inc.	532	119,530
WH Smith PLC(a)	1,526	25,341

Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc.	1,143	$74,684
Total Consumer Discretionary		4,714,142

Consumer Staples (11.44%)
L'Oreal SA	1,562	538,813
Premium Brands Holdings Corp.	391	29,054
Shiseido Co., Ltd.	5,970	227,541
The Estee Lauder Company, Inc., Class A	2,074	527,584
Total Consumer Staples		1,322,992

Financials (4.39%)
American Express Co.	3,337	507,224

Industrials (32.00%)
Aena SME SA(a)(b)(c)	592	72,790
Air Canada(a)(d)	1,795	24,178
Air China, Ltd., Class H(a)(d)	81,000	65,120
Airports of Thailand PCL(a)	31,600	63,048
Alaska Air Group, Inc.(a)	1,415	61,637
American Airlines Group, Inc.(a)	5,379	69,873
ANA Holdings, Inc.(a)	6,000	116,070
Auckland International Airport, Ltd.(a)	17,365	80,323
Avis Budget Group, Inc.(a)	168	28,120
Boeing Co.(a)	4,007	642,122
China Airlines, Ltd.	86,000	64,421
Cintas Corp.	1,100	447,524
Dassault Aviation SA	176	24,231
Delta Air Lines, Inc.(a)	6,250	194,188
Deutsche Lufthansa AG(a)	4,386	26,160
Elis SA	1,978	25,384
Eva Airways Corp.	68,000	75,400
Flight Centre Travel Group, Ltd.(a)(d)	2,165	26,517
Grab Holdings, Ltd.(a)	18,505	52,739
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,040	148,273
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,855	102,831
Hertz Global Holdings, Inc.(a)	1,691	31,216
Japan Airlines Co., Ltd.(a)	5,100	94,493
Korean Air Lines Co., Ltd.(a)	5,213	104,646
Localiza Rent a Car SA	5,907	69,057
Lyft, Inc., Class A(a)	1,748	25,748
Qantas Airways, Ltd.(a)	28,025	102,017
Ryanair Holdings PLC, ADR(a)	2,219	56,776
Sixt SE	219	21,447
Southwest Airlines Co.(a)	6,883	252,607

Security Description	Shares	Value
Industrials (continued)
Swvl Holdings Corp.(a)(d)	6,385	$10,024
Textron, Inc.	2,398	149,587
Uber Technologies, Inc.(a)	9,213	264,967
United Airlines Holdings, Inc.(a)	3,048	106,710
Total Industrials		3,700,244

Information Technology (3.40%)
Amadeus IT Holding SA, Class A(a)	5,247	277,465
Clear Secure, Inc.(a)(d)	1,175	26,955
Euronet Worldwide, Inc.(a)	665	58,959
Sabre Corp.(a)	4,070	29,263
Total Information Technology		392,642

Real Estate (2.67%)
Gaming and Leisure Properties, Inc.	3,659	176,620
Host Hotels & Resorts, Inc.	7,439	132,191
Total Real Estate		308,811

TOTAL COMMON STOCKS
(Cost $12,564,782)		11,558,374

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.35%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $9,798)	2.25%	9,798	9,798

Investments Purchased with Collateral from Securities Loaned (1.27%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $146,350)		146,350	146,350
TOTAL SHORT TERM INVESTMENTS
(Cost $156,148)			156,148

TOTAL INVESTMENTS (101.32%)
(Cost $12,720,930)			$11,714,522
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.32%)			(152,369)
NET ASSETS - 100.00%			$11,562,153

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $181,543, representing 1.57% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2022, the market value of those securities was $221,124 representing 1.91% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $137,818.

See Notes to Quarterly Schedule of Investments.

ALPS Hillman Active Value ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.33%)
Communication Services (12.73%)
Alphabet, Inc., Class A(a)	1,586	$171,637
AT&T, Inc.	9,750	171,015
Comcast Corp., Class A	4,634	167,705
Meta Platforms, Inc., Class A(a)	822	133,928
Verizon Communications, Inc.	3,433	143,534
Warner Bros Discovery, Inc.(a)	12,529	165,884
Total Communication Services		953,703

Consumer Discretionary (6.81%)
Amazon.com, Inc.(a)	1,634	207,142
CarMax, Inc.(a)	2,054	181,656
Nordstrom, Inc.	7,111	121,669
Total Consumer Discretionary		510,467

Consumer Staples (11.84%)
Anheuser-Busch InBev SA, ADR(b)	2,783	134,586
Conagra Brands, Inc.	5,701	196,000
Constellation Brands, Inc., Class A	855	210,373
Kellogg Co.	2,209	160,683
Kraft Heinz Co.	4,958	185,429
Total Consumer Staples		887,071

Financials (10.75%)
Bank of New York Mellon Corp.	3,919	162,756
BlackRock, Inc.	253	168,596
T Rowe Price Group, Inc.	1,257	150,840
Wells Fargo & Co.	4,298	187,866
Western Union Co.	9,130	135,307
Total Financials		805,365

Health Care (14.46%)
Becton Dickinson and Co.	785	198,149
Biogen, Inc.(a)	782	152,787
CVS Health Corp.	1,735	170,290
GSK PLC, ADR	4,030	130,894
Medtronic PLC	1,515	133,199
Merck & Co., Inc.	1,829	156,124
Zimmer Biomet Holdings, Inc.	1,333	141,725
Total Health Care		1,083,168

Industrials (11.83%)
3M Co.	954	118,630
Boeing Co.(a)	1,307	209,446
Emerson Electric Co.	1,974	161,355
General Electric Co.	2,615	192,046
Raytheon Technologies Corp.	2,278	204,451
Total Industrials		885,928

Information Technology (17.04%)
Adobe, Inc.(a)	381	142,281

Security Description	Shares	Value
Information Technology (continued)
ASML Holding NV	282	$138,163
Equifax, Inc.	864	163,080
Intel Corp.	5,065	161,675
Lam Research Corp.	396	173,412
Microsoft Corp.	687	179,629
Salesforce, Inc.(a)	1,067	166,580
ServiceNow, Inc.(a)	347	150,813
Total Information Technology		1,275,633

Materials (6.56%)
Air Products and Chemicals, Inc.	743	187,571
Compass Minerals International, Inc.	4,167	168,722
DuPont de Nemours, Inc.	2,432	135,316
Total Materials		491,609

Real Estate (2.06%)
Simon Property Group, Inc.	1,515	154,500

Technology (2.25%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,020	168,367

TOTAL COMMON STOCKS
(Cost $8,498,570)		7,215,811

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (2.81%)
Energy (2.81%)
Enterprise Products Partners LP	7,994	210,402

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $197,994)		210,402

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.69%)
Money Market Fund (3.56%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $266,662)	2.25%	266,662	$266,662

Investments Purchased with Collateral from Securities Loaned (1.13%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $84,739)		84,739	84,739
TOTAL SHORT TERM INVESTMENTS
(Cost $351,401)			351,401

TOTAL INVESTMENTS (103.83%)
(Cost $9,047,965)			$7,777,614
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.83%)			(286,719)
NET ASSETS - 100.00%			$7,490,895

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $81,148.

See Notes to Quarterly Schedule of Investments.

ALPS Intermediate Municipal Bond ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS (99.60%)
General Obligation Bonds (17.46%)
California (6.21%)
Chino Valley Unified School District
0.00%, 08/01/2035(a)	$95,000	$56,708
Long Beach Community College District
0.00%, 06/01/2030(a)	1,000,000	787,310
Oak Grove School District
0.00%, 08/01/2031(a)	200,000	144,597
Rowland Unified School District
0.00%, 08/01/2033(a)	1,000,000	608,475
San Diego Unified School District
0.00%, 07/01/2034(a)	100,000	63,355
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	69,567
San Mateo Union High School District
0.00%, 09/01/2041	220,000	204,923
Total California		1,934,935

Connecticut (1.94%)
State of Connecticut
5.00%, 04/15/2029	530,000	604,735
Total Connecticut		604,735

New York (0.80%)
City of New York NY
4.00%, 08/01/2037	250,000	249,699
Total New York		249,699

Oregon (3.37%)
Deschutes & Jefferson Counties School District No 2J Redmond
0.00%, 06/15/2028(a)	1,250,000	1,052,525
Total Oregon		1,052,525

Pennsylvania (1.70%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	528,790
Total Pennsylvania		528,790

Texas (2.48%)
Belton Independent School District
4.00%, 02/15/2038	250,000	251,251

Security Description	Principal Amount	Value
General Obligation Bonds (continued)
Northside Independent School District
0.70%, 06/01/2050(b)	$200,000	$188,641
2.00%, 06/01/2052(b)	345,000	329,049
Total Texas		768,941

Washington (0.96%)
County of King WA
1.05%, 01/01/2046(b)	300,000	300,000
Total Washington		300,000

Total General Obligation Bonds		5,439,625

Revenue Bonds (82.14%)
Arizona (2.32%)
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	722,142
Total Arizona		722,142

California (3.90%)
Anaheim Public Financing Authority
0.00%, 09/01/2030(a)	250,000	192,891
Long Beach Bond Finance Authority
3M US L + 1.45%, 11/15/2027(b)	430,000	411,587
Northern California Gas Authority No 1
3M US L + 0.72%, 07/01/2027(b)	275,000	267,675
University of California
5.00%, 05/15/2031(c)	300,000	341,532
Total California		1,213,685

Colorado (3.65%)
Colorado Health Facilities Authority
4.00%, 01/01/2038	200,000	197,471
E-470 Public Highway Authority
0.00%, 09/01/2024(a)	1,000,000	940,285
Total Colorado		1,137,756

Connecticut (4.57%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	465,000	468,229
Connecticut State Health & Educational Facilities Authority
0.25%, 07/01/2037(b)	1,000,000	956,475
Total Connecticut		1,424,704

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Florida (0.70%)
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	$200,000	$217,048
Total Florida		217,048

Georgia (4.43%)
Development Authority of Burke County
1.50%, 01/01/2040(b)	255,000	243,201
1.70%, 12/01/2049(b)	650,000	627,220
Main Street Natural Gas, Inc.
4.00%, 08/01/2049(b)	500,000	511,725
Total Georgia		1,382,146

Illinois (3.73%)
Illinois Finance Authority
5.00%, 08/15/2035	210,000	228,733
1.00%, 08/15/2049(b)	300,000	300,000
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2025	500,000	529,220
5.00%, 06/01/2026	95,000	102,334
Total Illinois		1,160,287

Indiana (1.28%)
Indiana Finance Authority
1.08%, 11/01/2037(b)	400,000	400,000
Total Indiana		400,000

Kentucky (0.36%)
Kentucky Public Energy Authority
4.00%, 12/01/2049(b)	110,000	110,986
Total Kentucky		110,986

Massachusetts (3.02%)
Massachusetts Development Finance Agency
4.00%, 07/01/2035	200,000	197,416
1.05%, 09/01/2037(b)	300,000	300,000
Massachusetts Health & Educational Facilities Authority
0.80%, 11/01/2049(b)	200,000	200,000
Massachusetts Housing Finance Agency
4.15%, 12/01/2037	250,000	245,863
Total Massachusetts		943,279

Minnesota (0.45%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	149,237	140,872
Total Minnesota		140,872

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Missouri (0.65%)
Missouri Housing Development Commission
4.00%, 05/01/2050	$200,000	$201,993
Total Missouri		201,993

Nebraska (3.38%)
Central Plains Energy Project
5.00%, 05/01/2053(b)	725,000	760,492
Nebraska Investment Finance Authority
3.50%, 09/01/2046	295,000	294,308
Total Nebraska		1,054,800

New Jersey (3.82%)
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2045(b)	220,000	234,535
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	1,375,000	952,923
Total New Jersey		1,187,458

New Mexico (0.99%)
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	285,000	306,925
Total New Mexico		306,925

New York (8.45%)
Metropolitan Transportation Authority
1D US SOFR + 0.33%, 11/01/2035(b)	500,000	484,850
New York City Transitional Finance Authority Future Tax Secured Revenue
1.05%, 11/01/2036(b)	100,000	100,000
4.00%, 02/01/2038	250,000	245,709
New York State Dormitory Authority
5.00%, 03/15/2031	500,000	579,820
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,222,535
Total New York		2,632,914

North Carolina (1.59%)
Charlotte-Mecklenburg Hospital Authority
4.00%, 01/15/2037	500,000	491,998
Total North Carolina		491,998

Security Description	Principal Amount	Value
Revenue Bonds (continued)
North Dakota (4.51%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	$445,000	$451,288
3.00%, 01/01/2052	975,000	952,546
Total North Dakota		1,403,834

Ohio (5.35%)
Ohio Air Quality Development Authority
4.25%, 11/01/2039(b)	500,000	510,463
Ohio Housing Finance Agency
5.00%, 03/01/2052	1,000,000	1,056,940
State of Ohio
1.15%, 01/01/2052(b)	100,000	100,000
Total Ohio		1,667,403

Oklahoma (1.70%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	500,000	528,588
Total Oklahoma		528,588

Pennsylvania (0.27%)
State Public School Building Authority
5.00%, 06/01/2033	80,000	85,482
Total Pennsylvania		85,482

South Dakota (3.39%)
South Dakota Housing Development Authority
5.00%, 05/01/2053	1,000,000	1,056,999
Total South Dakota		1,056,999

Tennessee (3.39%)
Tennessee Housing Development Agency
5.00%, 01/01/2053	1,000,000	1,056,970
Total Tennessee		1,056,970

Texas (10.67%)
City of Houston TX Airport System Revenue
5.00%, 07/01/2028	1,000,000	1,089,675
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2031	1,000,000	1,152,835
Texas Department of Housing & Community Affairs
3.50%, 07/01/2052	300,000	297,348

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Texas Municipal Gas Acquisition and Supply Corp. I
3M US L + 0.70%, 12/15/2026(b)	$750,000	$735,233
6.25%, 12/15/2026	50,000	53,131
Total Texas		3,328,222

Utah (0.93%)
Utah State Building Ownership Authority
5.00%, 05/15/2035	255,000	289,698
Total Utah		289,698

Washington D.C. (1.76%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028	500,000	547,653
Total Washington D.C.		547,653

Wisconsin (2.88%)
University of Wisconsin Hospitals & Clinics
1.03%, 04/01/2048(b)	300,000	300,000
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2036	200,000	200,292
1.08%, 02/15/2050(b)	400,000	400,000
Total Wisconsin		900,292

Total Revenue Bonds		25,594,134

TOTAL MUNICIPAL BONDS
(Cost $30,986,576)		31,033,759

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.18%)
Money Market Fund
State Street Institutional US Government Money Market Fund	2.25%	367,242	367,242

TOTAL SHORT TERM INVESTMENTS
(Cost $367,242)			367,242

TOTAL INVESTMENTS (100.78%)
(Cost $31,353,818)			$31,401,001
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.78%)			(244,168)
NET ASSETS - 100.00%			$31,156,833

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of August 31, 2022 was 0.06%

3M US L - 3 Month LIBOR as of August 31, 2022 was 2.63%

(a)	Zero coupon bond.
(b)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2022. Security description includes the reference rate and spread if published and available.
(c)	Represents a security purchased on a when-issued basis.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.17%)
Australia (12.58%)
Australia & New Zealand Banking Group, Ltd.(a)	242,292	$3,784,958
BHP Group, Ltd.	113,200	3,144,767
Coles Group, Ltd.	301,034	3,617,063
Fortescue Metals Group, Ltd.	243,790	3,072,710
Wesfarmers, Ltd.	119,792	3,853,311
Westpac Banking Corp.(a)	250,894	3,709,890
Woodside Energy Group, Ltd.	1	24
Total Australia		21,182,723

Austria (1.74%)
OMV AG	72,280	2,925,863

Finland (2.13%)
Nordea Bank Abp	384,641	3,577,594

France (7.80%)
Danone SA	66,841	3,527,210
Orange SA	325,831	3,306,543
Sanofi	36,386	3,005,016
TotalEnergies SE	64,719	3,296,860
Total France		13,135,629

Germany (7.44%)
BASF SE	70,954	2,999,824
Bayer AG	55,283	2,922,293
Bayerische Motoren Werke AG	43,697	3,226,324
SAP SE	39,535	3,374,740
Total Germany		12,523,181

Hong Kong (2.05%)
CITIC, Ltd.	3,344,000	3,455,329

Italy (5.59%)
Enel SpA	641,982	3,029,361
Eni SpA	265,797	3,154,080
Snam SpA	677,493	3,224,504
Total Italy		9,407,945

Japan (21.03%)
Bridgestone Corp.	93,400	3,598,850
Canon, Inc.	148,063	3,554,365
Honda Motor Co., Ltd.	145,200	3,892,206
Japan Tobacco, Inc.	209,200	3,553,802
Kyocera Corp.	65,200	3,650,355

Security Description	Shares	Value
Japan (continued)
Marubeni Corp.	340,900	$3,562,979
Mitsubishi Corp.	105,300	3,459,343
Sumitomo Corp.	252,400	3,570,027
Takeda Pharmaceutical Co., Ltd.	136,700	3,788,339
Tokyo Electron, Ltd.	8,750	2,781,357
Total Japan		35,411,623

Norway (4.06%)
DNB Bank ASA	193,865	3,706,471
Telenor ASA	285,528	3,131,719
Total Norway		6,838,190

Spain (7.63%)
Endesa SA	176,547	3,033,911
Naturgy Energy Group SA(a)	130,438	3,602,195
Repsol SA	227,506	2,968,801
Telefonica SA	784,961	3,246,907
Total Spain		12,851,814

Sweden (7.76%)
H & M Hennes & Mauritz AB, Class B(a)	273,151	2,845,793
Swedbank AB, Class A	248,256	3,220,807
Telefonaktiebolaget LM Ericsson, Class B	486,017	3,646,495
Telia Co. AB	951,203	3,353,303
Total Sweden		13,066,398

Switzerland (2.10%)
Novartis AG	43,561	3,526,324

United Kingdom (17.26%)
Anglo American PLC	83,234	2,690,957
BAE Systems PLC	389,861	3,515,411
BP PLC	689,868	3,538,257
British American Tobacco PLC	86,110	3,452,663
GSK PLC	169,655	2,718,627
Imperial Brands PLC	167,761	3,696,039
Rio Tinto PLC	52,888	2,931,293
SSE PLC	171,075	3,284,133
Vodafone Group PLC	2,396,946	3,221,137
Total United Kingdom		29,048,517

TOTAL COMMON STOCKS
(Cost $189,810,043)		166,951,130

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.66%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $302,040)	2.25%	302,040	$302,040

Investments Purchased with Collateral from Securities Loaned (2.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $4,174,360)		4,174,360	4,174,360
TOTAL SHORT TERM INVESTMENTS
(Cost $4,476,400)			4,476,400

TOTAL INVESTMENTS (101.83%)
(Cost $194,286,443)			$171,427,530
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.83%)			(3,075,041)
NET ASSETS - 100.00%			$168,352,489

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,960,171.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Biotechnology (99.21%)
4D Molecular Therapeutics, Inc.(a)	18,741	$147,304
Aadi Bioscience, Inc.(a)	12,151	164,646
ACADIA Pharmaceuticals, Inc.(a)	94,052	1,545,274
Adagio Therapeutics, Inc.(a)	63,686	290,408
Adaptimmune Therapeutics PLC, ADR(a)(b)	94,027	186,173
ADC Therapeutics SA(a)(b)	44,579	304,029
Adicet Bio, Inc.(a)	23,222	328,824
Affimed NV(a)	84,692	221,893
Agenus, Inc.(a)(b)	156,861	423,525
Agios Pharmaceuticals, Inc.(a)	31,801	810,926
Akero Therapeutics, Inc.(a)(b)	20,325	238,819
Albireo Pharma, Inc.(a)(b)	11,360	198,800
Aldeyra Therapeutics, Inc.(a)	33,834	238,191
Alector, Inc.(a)	47,783	494,554
Alkermes PLC(a)	95,941	2,270,923
Allogene Therapeutics, Inc.(a)(b)	83,346	1,142,674
Allovir, Inc.(a)(b)	37,966	285,125
Altimmune, Inc.(a)	25,080	553,766
ALX Oncology Holdings, Inc.(a)(b)	23,608	306,904
Amarin Corp. PLC, ADR(a)(b)	230,418	271,893
Amicus Therapeutics, Inc.(a)	163,439	1,835,420
AnaptysBio, Inc.(a)(b)	16,361	379,902
Anavex Life Sciences Corp.(a)	44,931	430,888
Arbutus Biopharma Corp.(a)(b)	86,314	191,617
Arcturus Therapeutics Holdings, Inc.(a)	15,338	215,346
Arcus Biosciences, Inc.(a)	41,886	1,008,615
Arcutis Biotherapeutics, Inc.(a)	29,837	804,107
Arrowhead Pharmaceuticals, Inc.(a)	61,642	2,447,804
Ascendis Pharma A/S, ADR(a)	29,965	2,683,965
Aurinia Pharmaceuticals, Inc.(a)	82,265	605,470
Autolus Therapeutics PLC, ADR(a)(b)	52,762	174,115
Avidity Biosciences, Inc.(a)(b)	28,884	566,704
BELLUS Health, Inc.(a)	62,318	710,425
Bicycle Therapeutics PLC, ADR(a)(b)	17,209	455,178
BioCryst Pharmaceuticals, Inc.(a)	107,732	1,497,475
Bioxcel Therapeutics, Inc.(a)(b)	16,234	222,081
C4 Therapeutics, Inc.(a)	28,321	285,476
Catalyst Pharmaceuticals, Inc.(a)	59,656	807,742
Celldex Therapeutics, Inc.(a)	27,140	825,056
Centessa Pharmaceuticals PLC, ADR(a)(b)	54,577	237,410
Cerevel Therapeutics Holdings, Inc.(a)(b)	86,400	2,514,240

Security Description	Shares	Value
Biotechnology (continued)
ChemoCentryx, Inc.(a)	41,536	$2,117,505
Chinook Therapeutics, Inc.(a)	56,419	742,955
Cogent Biosciences, Inc.(a)	26,593	438,519
Compass Pathways PLC, ADR(a)(b)	24,668	403,075
Concert Pharmaceuticals, Inc.(a)	26,089	171,666
Crinetics Pharmaceuticals, Inc.(a)	31,051	586,243
CRISPR Therapeutics AG(a)(b)	45,112	2,936,340
Cullinan Oncology, Inc.(a)	25,992	350,372
Cytokinetics, Inc.(a)(b)	49,834	2,639,209
Day One Biopharmaceuticals, Inc.(a)	35,933	844,066
Denali Therapeutics, Inc.(a)	71,605	1,981,310
Eagle Pharmaceuticals, Inc.(a)	7,373	241,613
Editas Medicine, Inc.(a)(b)	39,841	585,663
Emergent BioSolutions, Inc.(a)	29,158	700,375
Enanta Pharmaceuticals, Inc.(a)	12,018	731,656
EQRx, Inc.(a)	283,957	1,388,550
Erasca, Inc.(a)	70,720	637,894
Essa Pharma, Inc.(a)(b)	25,576	65,986
Fate Therapeutics, Inc.(a)(b)	56,079	1,465,905
FibroGen, Inc.(a)	54,152	673,651
Forma Therapeutics Holdings, Inc.(a)	27,747	371,810
Galapagos NV, Sponsored ADR(a)	38,493	1,926,960
Global Blood Therapeutics, Inc.(a)	37,971	2,578,231
HilleVax, Inc.(a)	19,396	231,006
Icosavax, Inc.(a)	23,055	108,820
Ideaya Biosciences, Inc.(a)(b)	22,430	220,487
I-Mab, ADR(a)(b)	47,966	294,032
Imago Biosciences, Inc.(a)	19,581	284,512
Immunocore Holdings PLC, ADR(a)	24,974	1,318,877
ImmunoGen, Inc.(a)	127,987	743,604
Immunovant, Inc.(a)	67,614	348,212
Instil Bio, Inc.(a)(b)	75,040	390,208
Intellia Therapeutics, Inc.(a)	44,113	2,649,427
Intercept Pharmaceuticals, Inc.(a)	17,252	299,667
Ionis Pharmaceuticals, Inc.(a)	82,450	3,505,774
Iovance Biotherapeutics, Inc.(a)	91,218	977,857
Ironwood Pharmaceuticals, Inc.(a)	97,397	1,047,992
iTeos Therapeutics, Inc.(a)(b)	20,624	457,440
IVERIC bio, Inc.(a)	67,561	664,800
Jounce Therapeutics, Inc.(a)	29,993	109,774
KalVista Pharmaceuticals, Inc.(a)(b)	14,246	234,632
Karuna Therapeutics, Inc.(a)	17,305	4,413,814
Keros Therapeutics, Inc.(a)	13,953	493,518
Kezar Life Sciences, Inc.(a)	35,063	360,448
Kodiak Sciences, Inc.(a)	30,152	301,822
Kronos Bio, Inc.(a)	32,920	131,680
Krystal Biotech, Inc.(a)	14,879	1,043,167

Security Description	Shares	Value
Biotechnology (continued)
Kura Oncology, Inc.(a)	38,668	$535,938
LianBio, ADR(a)(b)	62,837	154,579
Ligand Pharmaceuticals, Inc.(a)	9,791	904,590
MannKind Corp.(a)(b)	146,576	535,002
Merus NV(a)(b)	25,272	598,441
MiMedx Group, Inc.(a)	65,783	232,214
Mirati Therapeutics, Inc.(a)	32,344	2,620,834
MoonLake Immunotherapeutics(a)(b)	30,585	246,515
Novavax, Inc.(a)(b)	45,351	1,498,397
Nuvalent, Inc.(a)(b)	28,032	473,180
Ocugen, Inc.(a)	125,160	322,913
Organogenesis Holdings, Inc.(a)	74,942	269,042
PMV Pharmaceuticals, Inc.(a)(b)	26,453	368,226
Point Biopharma Global, Inc.(a)(b)	54,278	529,211
Prometheus Biosciences, Inc.(a)	22,745	1,189,791
Protagonist Therapeutics, Inc.(a)	28,245	246,296
Prothena Corp. PLC(a)	27,170	749,077
PTC Therapeutics, Inc.(a)	41,527	2,073,858
Rallybio Corp.(a)	18,649	206,071
RAPT Therapeutics, Inc.(a)(b)	17,206	459,572
Recursion Pharmaceuticals, Inc.(a)(b)	100,077	1,051,809
REGENXBIO, Inc.(a)	25,036	738,562
Repare Therapeutics, Inc.(a)(b)	24,313	289,811
Replimune Group, Inc.(a)	28,482	542,867
Rigel Pharmaceuticals, Inc.(a)	99,858	141,798
Rocket Pharmaceuticals, Inc.(a)	38,211	588,832
Sage Therapeutics, Inc.(a)	34,490	1,298,893
Seres Therapeutics, Inc.(a)(b)	53,532	275,154
SpringWorks Therapeutics, Inc.(a)(b)	28,675	796,305
Stoke Therapeutics, Inc.(a)	22,739	342,449
Syndax Pharmaceuticals, Inc.(a)	32,636	770,536
Tango Therapeutics, Inc.(a)	51,015	209,162
Travere Therapeutics, Inc.(a)(b)	37,148	994,080
uniQure NV(a)	27,078	529,104
Vanda Pharmaceuticals, Inc.(a)	32,789	346,908
Vaxart, Inc.(a)(b)	73,391	227,512
Vaxcyte, Inc.(a)	33,848	885,464
VBI Vaccines, Inc.(a)(b)	149,889	134,241
Vera Therapeutics, Inc.(a)(b)	15,712	341,422
Vericel Corp.(a)	27,352	682,432
Vir Biotechnology, Inc.(a)	77,195	1,833,381
Viridian Therapeutics, Inc.(a)	16,203	359,869
Xencor, Inc.(a)	34,813	918,715
Xenon Pharmaceuticals, Inc.(a)	30,922	1,200,083
Zai Lab, Ltd., ADR(a)	57,171	2,641,872
Total Biotechnology		106,889,819

Security Description	Shares	Value
Health Care Providers & Services (0.81%)
OPKO Health, Inc.(a)(b)	399,482	$870,871

TOTAL COMMON STOCKS
(Cost $116,758,746)		107,760,690

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.13%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $24,896)	2.25%	24,896	24,896

Investments Purchased with Collateral from Securities Loaned (9.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $9,815,433)		9,815,433	9,815,433
TOTAL SHORT TERM INVESTMENTS
(Cost $9,840,329)			9,840,329

TOTAL INVESTMENTS (109.15%)
(Cost $126,599,075)			$117,601,019
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.15%)			(9,855,789)
NET ASSETS - 100.00%			$107,745,230

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $13,724,400.

 See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.77%)
Diversified REITs (11.74%)
American Assets Trust, Inc.	17,539	$486,883
Broadstone Net Lease, Inc.	26,340	504,148
Essential Properties Realty Trust, Inc.	24,916	564,098
STORE Capital Corp.	20,546	554,331
WP Carey, Inc.	6,551	550,480
Total Diversified REITs		2,659,940

Health Care REITs (12.66%)
LTC Properties, Inc.	14,049	630,660
Medical Properties Trust, Inc.	33,917	495,527
National Health Investors, Inc.	8,876	581,467
Omega Healthcare Investors, Inc.	18,073	590,264
Sabra Health Care REIT, Inc.	38,099	570,342
Total Health Care REITs		2,868,260

Hotel & Resort REITs (9.24%)
Apple Hospitality REIT, Inc.	34,142	543,199
Pebblebrook Hotel Trust	25,585	450,808
RLJ Lodging Trust	42,778	515,903
Service Properties Trust	85,312	583,534
Total Hotel & Resort REITs		2,093,444

Industrial REITs (10.29%)
Duke Realty Corp.	10,886	640,641
Industrial Logistics Properties Trust	37,609	281,691
Innovative Industrial Properties, Inc.	4,203	385,499
LXP Industrial Trust	50,014	503,141
STAG Industrial, Inc.	16,896	520,397
Total Industrial REITs		2,331,369

Office REITs (10.12%)
Brandywine Realty Trust	52,419	420,925
Easterly Government Properties, Inc.	28,126	504,862
Piedmont Office Realty Trust, Inc., Class A	38,998	459,396
SL Green Realty Corp.	10,267	453,493
Vornado Realty Trust	17,340	454,655
Total Office REITs		2,293,331

Residential REITs (9.49%)
AvalonBay Communities, Inc.	2,783	559,132
Centerspace	6,634	500,071
Equity Residential	7,488	547,972

Security Description	Shares	Value
Residential REITs (continued)
UDR, Inc.	12,105	$543,151
Total Residential REITs		2,150,326

Retail REITs (12.46%)
Agree Realty Corp.	7,708	580,566
National Retail Properties, Inc.	12,781	573,867
Realty Income Corp.	8,221	561,330
Simon Property Group, Inc.	5,363	546,919
Spirit Realty Capital, Inc.	13,716	560,299
Total Retail REITs		2,822,981

Specialized REITs (19.15%)
American Tower Corp.	2,157	547,986
EPR Properties	11,271	490,176
Equinix, Inc.	834	548,246
Four Corners Property Trust, Inc.	20,376	547,911
Gaming and Leisure Properties, Inc.	11,772	568,234
Iron Mountain, Inc.	10,598	557,561
Uniti Group, Inc.	51,138	480,186
VICI Properties, Inc.	18,147	598,669
Total Specialized REITs		4,338,969

Technology REITs (4.62%)
Crown Castle, Inc.	3,143	536,919
Digital Realty Trust, Inc.	4,127	510,221
Total Technology REITs		1,047,140

TOTAL COMMON STOCKS
(Cost $25,548,831)		22,605,760

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.15%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.25%	34,138	34,138

TOTAL SHORT TERM INVESTMENTS
(Cost $34,138)			34,138

TOTAL INVESTMENTS (99.92%)
(Cost $25,582,969)			$22,639,898
OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)			17,076
NET ASSETS - 100.00%			$22,656,974

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.49%)
Communication Services (9.33%)
AT&T, Inc.	1,221,579	$21,426,495
Interpublic Group of Cos., Inc.	873,034	24,130,660
Lumen Technologies, Inc.	2,242,628	22,336,575
Omnicom Group, Inc.	371,739	24,869,339
Verizon Communications, Inc.	497,332	20,793,451
Total Communication Services		113,556,520

Consumer Discretionary (9.69%)
Best Buy Co., Inc.	348,128	24,609,168
Hasbro, Inc.	297,625	23,458,802
Newell Brands, Inc.	1,320,503	23,570,979
VF Corp.	534,344	22,148,559
Whirlpool Corp.	153,786	24,082,888
Total Consumer Discretionary		117,870,396

Consumer Staples (9.88%)
Altria Group, Inc.	516,437	23,301,637
Conagra Brands, Inc.	776,000	26,678,880
Kraft Heinz Co.	674,882	25,240,587
Philip Morris International, Inc.	246,994	23,585,457
Walgreens Boots Alliance, Inc.	608,433	21,331,661
Total Consumer Staples		120,138,222

Energy (9.70%)
Exxon Mobil Corp.	251,587	24,049,201
Kinder Morgan, Inc.	1,328,136	24,331,452
ONEOK, Inc.	390,396	23,903,947
Valero Energy Corp.	179,876	21,067,077
Williams Cos., Inc.	724,409	24,651,638
Total Energy		118,003,315

Financials (10.92%)
Franklin Resources, Inc.	1,029,091	26,828,402
Huntington Bancshares, Inc.	2,030,071	27,202,952
Principal Financial Group, Inc.	381,047	28,487,074
Prudential Financial, Inc.	256,883	24,596,547
Truist Financial Corp.	550,042	25,763,967
Total Financials		132,878,942

Health Care (10.81%)
AbbVie, Inc.	176,496	23,731,652
Amgen, Inc.	105,308	25,305,512
Bristol-Myers Squibb Co.	336,591	22,689,599

Security Description	Shares	Value
Health Care (continued)
Cardinal Health, Inc.	472,777	$33,434,790
Gilead Sciences, Inc.	416,113	26,410,692
Total Health Care		131,572,245

Industrials (10.50%)
3M Co.(a)	183,609	22,831,779
Cummins, Inc.	122,984	26,487,064
Huntington Ingalls Industries, Inc.	119,222	27,452,058
Lockheed Martin Corp.	58,748	24,680,622
Snap-On, Inc.	120,726	26,301,367
Total Industrials		127,752,890

Information Technology (9.50%)
Cisco Systems, Inc.	581,155	25,989,252
Hewlett Packard Enterprise Co.	1,776,136	24,155,450
Intel Corp.	645,089	20,591,241
International Business Machines Corp.	185,580	23,837,751
Seagate Technology Holdings PLC	313,537	20,994,437
Total Information Technology		115,568,131

Materials (8.56%)
Amcor PLC	1,980,750	23,788,808
International Paper Co.	561,655	23,376,081
LyondellBasell Industries NV, Class A	246,406	20,451,698
Newmont Mining Corp.	378,076	15,637,223
The Dow Chemical Co.	408,504	20,833,704
Total Materials		104,087,514

Utilities (10.60%)
Edison International	377,344	25,572,603
FirstEnergy Corp.	622,523	24,620,785
Pinnacle West Capital Corp.	342,800	25,829,980
PPL Corp.	892,138	25,943,373
Southern Co.	350,349	27,001,397
Total Utilities		128,968,138

TOTAL COMMON STOCKS
(Cost $1,212,218,327)		1,210,396,313

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.39%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $174,948)	2.25%	174,948	$174,948

Investments Purchased with Collateral from Securities Loaned (1.38%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $16,714,485)		16,714,485	16,714,485
TOTAL SHORT TERM INVESTMENTS
(Cost $16,889,433)			16,889,433

TOTAL INVESTMENTS (100.88%)
(Cost $1,229,107,760)			$1,227,285,746
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.88%)			(10,648,163)
NET ASSETS - 100.00%			$1,216,637,583

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $16,301,539.

 See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.39%)
Communication Services (1.86%)
Activision Blizzard, Inc.	4,350	$341,431
Alphabet, Inc., Class A(a)	2,692	291,328
Entravision Communications Corp., Class A	55,625	282,575
Fox Corp., Class A	8,659	295,965
Interpublic Group of Cos., Inc.	9,809	271,121
Omnicom Group, Inc.	4,228	282,853
Paramount Global, Class B(b)	9,816	229,596
World Wrestling Entertainment, Inc., Class A	6,152	418,398
Total Communication Services		2,413,267

Consumer Discretionary (17.01%)
Academy Sports & Outdoors, Inc.	9,644	415,464
American Eagle Outfitters, Inc.	18,912	212,949
Asbury Automotive Group, Inc.(a)	1,861	324,707
AutoNation, Inc.(a)	3,012	375,295
AutoZone, Inc.(a)	181	383,577
Best Buy Co., Inc.	3,499	247,344
Big 5 Sporting Goods Corp.(b)	21,500	263,160
Boot Barn Holdings, Inc.(a)	3,823	254,688
Boyd Gaming Corp.	5,171	281,458
Brunswick Corp.	3,934	293,909
Buckle, Inc.	9,608	310,146
Build-A-Bear Workshop, Inc.	20,534	314,581
Cavco Industries, Inc.(a)	1,234	288,768
Children's Place, Inc.(a)	6,682	281,847
Churchill Downs, Inc.	1,568	309,037
Columbia Sportswear Co.	3,908	278,406
Crocs, Inc.(a)	4,723	348,085
Darden Restaurants, Inc.	2,757	341,069
Dick's Sporting Goods, Inc.(b)	3,120	331,874
Dillard's, Inc., Class A(b)	1,281	379,483
Dollar General Corp.	1,606	381,297
DR Horton, Inc.	4,296	305,660
Ethan Allen Interiors, Inc.(b)	13,085	311,031
Etsy, Inc.(a)	2,782	293,807
Five Below, Inc.(a)	2,270	290,288
Harley-Davidson, Inc.	9,062	349,521
Home Depot, Inc.	1,038	299,380
KB Home	9,294	266,273
Lennar Corp., Class B	4,776	294,584
Levi Strauss & Co., Class A	18,479	312,110
Lithia Motors, Inc., Class A	1,056	280,305
LKQ Corp.	7,565	402,609
Malibu Boats, Inc., Class A(a)	5,742	344,692
MarineMax, Inc.(a)	7,716	280,399
Marriott International, Inc., Class A	2,056	316,089
MasterCraft Boat Holdings, Inc.(a)	13,017	313,580

Security Description	Shares	Value
Consumer Discretionary (continued)
Mattel, Inc.(a)	15,283	$338,060
Monarch Casino & Resort, Inc.(a)	4,028	243,251
Movado Group, Inc.	10,265	327,351
Murphy USA, Inc.	1,827	530,141
NVR, Inc.(a)	71	293,944
OneWater Marine, Inc., Class A(a)	8,502	338,805
O'Reilly Automotive, Inc.(a)	495	345,074
Patrick Industries, Inc.	5,186	274,702
Pool Corp.	759	257,445
PulteGroup, Inc.	7,392	300,559
Ralph Lauren Corp.	3,214	293,535
Ruth's Hospitality Group, Inc.	15,377	280,169
Shoe Carnival, Inc.	10,952	260,548
Signet Jewelers, Ltd.	4,706	307,631
Skechers U.S.A., Inc., Class A(a)	9,298	351,464
Skyline Champion Corp.(a)	5,188	294,004
Smith & Wesson Brands, Inc.	21,895	291,204
Steven Madden, Ltd.	8,880	258,497
Sturm Ruger & Co., Inc.	4,896	255,816
Tapestry, Inc.	9,831	341,431
Target Corp.	1,586	254,299
Taylor Morrison Home Corp., Class A(a)	11,226	281,885
Tempur Sealy International, Inc.	11,000	275,110
Tesla, Inc.(a)	1,266	348,922
Texas Roadhouse, Inc.	4,433	393,473
Thor Industries, Inc.	4,124	334,085
Tilly's, Inc., Class A	35,259	264,443
TJX Cos., Inc.	5,579	347,851
Tractor Supply Co.	1,508	279,206
Ulta Beauty, Inc.(a)	922	387,120
Vista Outdoor, Inc.(a)	9,510	267,421
Whirlpool Corp.	1,807	282,976
Williams-Sonoma, Inc.	2,349	349,414
Winnebago Industries, Inc.(b)	5,784	333,043
Zumiez, Inc.(a)	8,310	215,728
Total Consumer Discretionary		22,076,079

Consumer Staples (4.09%)
Archer-Daniels-Midland Co.	4,179	367,292
Bunge, Ltd.	3,185	315,857
Church & Dwight Co., Inc.	3,498	292,818
Coca-Cola Co.	5,768	355,943
Costco Wholesale Corp.	631	329,445
Darling Ingredients, Inc.(a)	4,828	367,218
Estee Lauder Cos., Inc., Class A	1,320	335,782
Hershey Co.	1,643	369,133
Ingles Markets, Inc., Class A	3,795	332,176
Inter Parfums, Inc.	4,166	327,114
Kellogg Co.	5,622	408,944
MGP Ingredients, Inc.	4,357	476,917
Monster Beverage Corp.(a)	4,601	408,707
Procter & Gamble Co.	2,293	316,296
Tyson Foods, Inc., Class A	4,039	304,460
Total Consumer Staples		5,308,102

Security Description	Shares	Value
Energy (11.48%)
APA Corp.	9,374	$366,617
Brigham Minerals, Inc., Class A	14,646	435,718
California Resources Corp.	8,228	411,071
Callon Petroleum Co.(a)	6,363	270,809
Chesapeake Energy Corp.(b)	4,662	468,484
Chevron Corp.	2,174	343,622
Chord Energy Corp.	5,358	758,425
Civitas Resources, Inc.	6,379	428,605
ConocoPhillips	3,669	401,572
Continental Resources, Inc.	6,054	422,751
Coterra Energy, Inc.	15,008	463,897
Denbury, Inc.(a)	4,986	443,405
Devon Energy Corp.	6,499	458,959
Diamondback Energy, Inc.	2,817	375,450
EOG Resources, Inc.	3,102	376,273
Exxon Mobil Corp.	4,467	427,001
FLEX LNG, Ltd.(b)	16,669	551,244
Halliburton Co.	9,909	298,558
Hess Corp.	3,717	448,939
Kimbell Royalty Partners LP	22,336	396,241
Laredo Petroleum, Inc.(a)	5,059	392,629
Magnolia Oil & Gas Corp., Class A	15,979	381,419
Marathon Oil Corp.	15,903	406,958
Matador Resources Co.	6,878	409,929
Occidental Petroleum Corp.	6,318	448,578
ONEOK, Inc.	5,361	328,254
Ovintiv, Inc.	7,994	424,801
PDC Energy, Inc.	5,288	359,108
Pioneer Natural Resources Co.	1,508	381,856
San Juan Basin Royalty Trust	55,237	686,596
SandRidge Energy, Inc.(a)	25,538	535,787
Targa Resources Corp.	5,300	361,619
Texas Pacific Land Corp.	278	511,648
VAALCO Energy, Inc.(b)	67,347	337,408
Williams Cos., Inc.	11,158	379,707
Total Energy		14,893,938

Financials (17.09%)
Allegiance Bancshares, Inc.	7,763	328,841
Ally Financial, Inc.	8,301	275,593
A-Mark Precious Metals, Inc.	10,002	309,162
American Express Co.	1,955	297,160
American International Group, Inc.	5,883	304,445
Ameriprise Financial, Inc.	1,224	328,044
Ameris Bancorp	7,314	341,417
Associated Banc-Corp	14,870	297,995
Atlantic Union Bankshares Corp.	8,743	283,710
Atlanticus Holdings Corp.(a)	7,169	204,101
BancFirst Corp.	4,307	464,553
Bank OZK	7,845	317,958
Banner Corp.	5,815	353,319
Blackstone, Inc.	3,164	297,226
Byline Bancorp, Inc.	12,906	281,480
Capital One Financial Corp.	2,555	270,370
Cathay General Bancorp	7,619	319,541
Central Pacific Financial Corp.	12,334	268,758
Cincinnati Financial Corp.	2,631	255,102

Security Description	Shares	Value
Financials (continued)
Citizens Financial Group, Inc.	13,562	$497,441
Cohen & Steers, Inc.	4,421	315,571
ConnectOne Bancorp, Inc.	10,530	263,566
Credit Acceptance Corp.(a)(b)	694	369,263
Customers Bancorp, Inc.(a)	6,124	212,442
Dime Community Bancshares, Inc.	10,158	317,539
Eagle Bancorp, Inc.	5,863	284,531
East West Bancorp, Inc.	4,506	325,198
Enova International, Inc.(a)	9,736	340,176
Enterprise Financial Services Corp.	7,064	322,966
Evercore, Inc., Class A	3,092	289,689
FactSet Research Systems, Inc.	824	357,072
FB Financial Corp.	7,485	296,556
Fidelity National Financial, Inc., Class A	7,112	278,079
Fifth Third Bancorp	7,504	256,262
First BanCorp	26,742	382,411
First Foundation, Inc.	13,367	253,438
Flagstar Bancorp, Inc.	7,937	305,813
Flushing Financial Corp.	15,008	309,915
Franklin Resources, Inc.	12,759	332,627
Hamilton Lane, Inc., Class A	4,644	323,130
Hanmi Financial Corp.	13,870	342,866
HomeStreet, Inc.	6,818	237,335
Horizon Bancorp, Inc.	17,187	325,178
Houlihan Lokey, Inc.	3,547	278,439
Independent Bank Corp.	14,652	300,659
International Bancshares Corp.	8,067	336,636
KeyCorp	14,410	254,913
Kinsale Capital Group, Inc.	1,576	399,642
Lakeland Bancorp, Inc.	19,542	318,339
Live Oak Bancshares, Inc.	6,201	224,724
Merchants Bancorp	12,399	334,401
Mr Cooper Group, Inc.(a)	7,273	307,648
OFG Bancorp	12,681	344,923
Old Republic International Corp.	13,460	293,966
Origin Bancorp, Inc.	7,803	318,753
Pacific Premier Bancorp, Inc.	9,352	306,372
Piper Sandler Cos.	2,752	315,297
Popular, Inc.	4,257	328,726
Premier Financial Corp.	10,726	289,817
Regional Management Corp.	7,633	257,156
Regions Financial Corp.	15,095	327,109
SEI Investments Co.	5,946	325,246
ServisFirst Bancshares, Inc.	3,849	324,702
Signature Bank/New York NY	1,171	204,176
SLM Corp.	19,605	299,564
Stifel Financial Corp.	5,240	310,784
Synovus Financial Corp.	7,134	286,501
Towne Bank	11,093	316,040
US Bancorp	6,333	288,848
Western Alliance Bancorp	4,178	320,536
WSFS Financial Corp.	6,783	327,958
Zions Bancorp NA	5,267	289,843
Total Financials		22,169,557

Security Description	Shares	Value
Health Care (10.04%)
Abbott Laboratories	2,928	$300,559
AbbVie, Inc.	2,207	296,753
Agilent Technologies, Inc.	2,674	342,940
Amgen, Inc.	1,479	355,404
AMN Healthcare Services, Inc.(a)	3,420	351,029
Bio-Rad Laboratories, Inc., Class A(a)	623	302,180
Bio-Techne Corp.	842	279,384
Bristol-Myers Squibb Co.	4,943	333,208
Catalent, Inc.(a)	3,606	317,328
Catalyst Pharmaceuticals, Inc.(a)	45,909	621,608
Cooper Cos, Inc.	875	251,510
Corcept Therapeutics, Inc.(a)	14,336	370,156
Cross Country Healthcare, Inc.(a)	16,723	424,430
Danaher Corp.	1,265	341,436
DaVita, Inc.(a)	3,117	265,849
Doximity, Inc., Class A(a)(b)	8,004	265,653
Dynavax Technologies Corp.(a)(b)	33,147	380,196
Edwards Lifesciences Corp.(a)	3,264	294,086
HCA Healthcare, Inc.	1,288	254,857
Henry Schein, Inc.(a)	4,009	294,301
Hologic, Inc.(a)	4,847	327,463
IDEXX Laboratories, Inc.(a)	680	236,382
Innoviva, Inc.(a)	18,792	247,303
Johnson & Johnson	1,952	314,936
Laboratory Corp. of America Holdings	1,265	284,967
Maravai LifeSciences Holdings, Inc., Class A(a)	8,885	185,430
Merck & Co., Inc.	4,388	374,560
Mettler-Toledo International, Inc.(a)	257	311,602
Moderna, Inc.(a)	2,361	312,289
PerkinElmer, Inc.	2,025	273,496
Pfizer, Inc.	6,593	298,201
Quest Diagnostics, Inc.	2,467	309,140
QuidelOrtho Corp.(a)	3,340	264,728
Regeneron Pharmaceuticals, Inc.(a)	518	300,989
Thermo Fisher Scientific, Inc.	622	339,189
Veeva Systems, Inc., Class A(a)	1,963	391,265
Vertex Pharmaceuticals, Inc.(a)	1,384	389,956
Vir Biotechnology, Inc.(a)	15,058	357,627
Waters Corp.(a)	1,075	320,995
West Pharmaceutical Services, Inc.	886	262,867
Zoetis, Inc.	1,812	283,632
Total Health Care		13,029,884

Industrials (15.45%)
AGCO Corp.	2,805	304,932
Allison Transmission Holdings, Inc.	8,934	323,947
AMETEK, Inc.	2,694	323,711
AO Smith Corp.	5,196	293,314
ArcBest Corp.	4,114	331,300

Security Description	Shares	Value
Industrials (continued)
Atkore, Inc.(a)	3,384	$285,643
Atlas Air Worldwide Holdings, Inc.(a)	4,053	404,976
BlueLinx Holdings, Inc.(a)	3,914	274,371
Boise Cascade Co.	4,591	286,157
Builders FirstSource, Inc.(a)	4,702	275,584
BWX Technologies, Inc.	6,489	338,272
Carlisle Cos., Inc.	1,440	425,750
CH Robinson Worldwide, Inc.	3,518	401,580
Cintas Corp.	897	364,936
Copart, Inc.(a)	2,895	346,387
CSW Industrials, Inc.	2,948	373,217
CSX Corp.	10,035	317,608
Donaldson Co., Inc.	6,642	341,067
Dover Corp.	2,298	287,158
Eagle Bulk Shipping, Inc.	6,205	269,545
Emerson Electric Co.	3,719	303,991
Encore Wire Corp.	2,803	364,670
Equifax, Inc.	1,482	279,728
Expeditors International of Washington, Inc.	3,486	358,675
Fastenal Co.	6,167	310,385
Fortune Brands Home & Security, Inc.	4,054	249,037
Franklin Electric Co., Inc.	4,183	363,294
Genco Shipping & Trading, Ltd.	18,094	248,069
Generac Holdings, Inc.(a)	1,194	263,170
Golden Ocean Group, Ltd.(b)	31,078	298,038
Graco, Inc.	4,950	316,008
Heidrick & Struggles International, Inc.	8,618	245,268
IDEX Corp.	1,772	356,544
Insteel Industries, Inc.	9,157	264,637
JB Hunt Transport Services, Inc.	1,720	299,314
Knight-Swift Transportation Holdings, Inc.	6,574	332,053
Korn Ferry	5,270	321,048
Landstar System, Inc.	2,284	334,903
Lockheed Martin Corp.	764	320,964
Matson, Inc.	3,060	225,400
Mueller Industries, Inc.	6,134	387,485
Nordson Corp.	1,558	353,931
Norfolk Southern Corp.	1,278	310,720
Northrop Grumman Corp.	764	365,184
Old Dominion Freight Line, Inc.	1,110	301,265
Owens Corning	3,686	301,257
PACCAR, Inc.	3,928	343,739
Parker-Hannifin Corp.	1,226	324,890
Republic Services, Inc.	2,664	380,206
Robert Half International, Inc.	3,071	236,375
Saia, Inc.(a)	1,322	273,429
Schneider National, Inc., Class B	13,470	307,924
Simpson Manufacturing Co., Inc.	2,935	271,898
Snap-on, Inc.	1,696	369,491
TriNet Group, Inc.(a)	3,938	324,491
Triton International, Ltd.	5,220	311,060
UFP Industries, Inc.	4,037	320,497

Security Description	Shares	Value
Industrials (continued)
Union Pacific Corp.	1,314	$295,006
United Parcel Service, Inc., Class B	1,633	317,635
United Rentals, Inc.(a)	1,048	306,058
Watsco, Inc.	1,176	319,907
Werner Enterprises, Inc.	8,122	323,174
WW Grainger, Inc.	692	384,019
Total Industrials		20,054,292

Information Technology (13.37%)
Adobe, Inc.(a)	815	304,354
Advanced Micro Devices, Inc.(a)	3,157	267,935
Akamai Technologies, Inc.(a)	3,147	284,111
Alpha & Omega Semiconductor, Ltd.(a)	7,122	275,337
Amkor Technology, Inc.	16,019	322,462
Amphenol Corp., Class A	4,706	346,032
Apple, Inc.	2,222	349,343
Applied Materials, Inc.	2,795	262,926
Arista Networks, Inc.(a)	2,838	340,219
Automatic Data Processing, Inc.	1,612	393,989
Axcelis Technologies, Inc.(a)	5,298	354,648
Badger Meter, Inc.	3,664	346,944
Broadcom, Inc.	582	290,482
Cadence Design Systems, Inc.(a)	2,418	420,176
Ciena Corp.(a)	6,094	309,210
Cisco Systems, Inc.	6,186	276,638
Clearfield, Inc.(a)	5,817	675,412
Cognex Corp.	5,120	215,603
Cognizant Technology Solutions Corp., Class A	3,875	244,784
Corning, Inc.	9,416	323,157
Diodes, Inc.(a)	4,059	288,879
Entegris, Inc.	2,770	262,818
Fair Isaac Corp.(a)	717	322,220
FleetCor Technologies, Inc.(a)	1,491	316,882
Fortinet, Inc.(a)	6,067	295,402
Gartner, Inc.(a)	1,224	349,232
Global Payments, Inc.	2,684	333,433
GoDaddy, Inc., Class A(a)	4,541	344,299
Intel Corp.	7,685	245,305
Intuit, Inc.	780	336,788
Jack Henry & Associates, Inc.	1,925	369,985
Keysight Technologies, Inc.(a)	2,302	377,275
KLA Corp.	1,027	353,421
Mastercard, Inc., Class A	1,028	333,452
Microchip Technology, Inc.	4,800	313,200
Micron Technology, Inc.	4,717	266,652
Microsoft Corp.	1,197	312,980
MKS Instruments, Inc.	2,390	238,068
Monolithic Power Systems, Inc.	815	369,342
NetApp, Inc.	4,194	302,513
NVIDIA Corp.	1,527	230,485
ON Semiconductor Corp.(a)	6,082	418,259
Onto Innovation, Inc.(a)	4,434	314,770
Paychex, Inc.	2,851	351,642
Photronics, Inc.(a)	21,047	353,590
Power Integrations, Inc.	3,917	280,183

Security Description	Shares	Value
Information Technology (continued)
Qorvo, Inc.(a)	2,840	$254,975
QUALCOMM, Inc.	2,385	315,464
SS&C Technologies Holdings, Inc.	4,496	250,697
Synopsys, Inc.(a)	1,204	416,608
Teledyne Technologies, Inc.(a)	804	296,161
Texas Instruments, Inc.	1,995	329,594
Visa, Inc., Class A, Class A	1,666	331,051
Zebra Technologies Corp., Class A(a)	887	267,555
Total Information Technology		17,346,942

Materials (6.10%)
Alcoa Corp.	4,667	230,923
Ball Corp.	3,813	212,804
Celanese Corp.	2,485	275,487
CF Industries Holdings, Inc.	3,629	375,456
Cliffs Natural Resources, Inc.(a)	13,597	234,820
Commercial Metals Co.	8,425	341,297
Dow Chemical Co.	5,861	298,911
Eagle Materials, Inc.	2,582	308,859
FMC Corp.	2,699	291,708
Freeport-McMoRan, Inc.	7,778	230,229
Greif, Inc., Class A	5,850	392,242
Hawkins, Inc.	7,533	288,665
Huntsman Corp.	8,934	250,331
Louisiana-Pacific Corp.	4,993	270,770
Mesabi Trust(b)	13,540	345,270
Mosaic Co.	5,849	315,086
Nucor Corp.	2,574	342,188
Olin Corp.	6,838	373,765
Packaging Corp. of America	2,263	309,850
Reliance Steel & Aluminum Co.	1,802	338,740
Royal Gold, Inc.	2,564	235,632
Schnitzer Steel Industries, Inc., Class A	7,180	237,227
Southern Copper Corp.	5,036	237,044
Steel Dynamics, Inc.	4,724	381,321
TimkenSteel Corp.(a)	17,360	266,302
United States Steel Corp.	10,656	243,703
Westlake Corp.	2,968	292,734
Total Materials		7,921,364

Real Estate (0.63%)
CBRE Group, Inc., Class A(a)	3,948	311,734
Marcus & Millichap, Inc.	7,435	277,921
Newmark Group, Inc., Class A	22,213	227,683
Total Real Estate		817,338

Utilities (0.27%)
CMS Energy Corp.	5,084	343,373

TOTAL COMMON STOCKS
(Cost $123,949,705)		126,374,136

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.91%)
Energy (1.40%)
Cheniere Energy Partners LP	7,348	375,777

Security Description	Shares	Value
Energy (continued)
Enterprise Products Partners LP	14,263	$375,402
KKR & Co., LP	6,663	336,881
Magellan Midstream Partners LP	7,318	377,828
MPLX LP	10,962	357,581
Total Energy		1,823,469

Financials (0.20%)
Carlyle Group, Inc.	7,981	259,622

Materials (0.31%)
CVR Partners LP	3,242	402,753

TOTAL LIMITED PARTNERSHIPS
(Cost $2,630,922)		2,485,844

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.19%)
Money Market Fund (0.61%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $789,912)	2.25%	789,912	789,912

Investments Purchased with Collateral from Securities Loaned (1.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $2,053,933)		2,053,933	2,053,933
TOTAL SHORT TERM INVESTMENTS
(Cost $2,843,845)			2,843,845

TOTAL INVESTMENTS (101.50%)
(Cost $129,424,472)			$131,703,825
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.50%)			(1,940,664)
NET ASSETS - 100.00%			$129,763,161

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,166,248.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (64.56%)
Communications (8.04%)
AT&T, Inc.
2.55%, 12/01/2033	$1,317,000	$1,053,859
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	718,000	717,610
Comcast Corp.
4.15%, 10/15/2028	712,000	706,382
Discovery Communications LLC
3.95%, 03/20/2028	1,323,000	1,218,277
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	813,000	725,098
Verizon Communications, Inc.
2.36%, 03/15/2032	711,000	583,827
Walt Disney Co.
2.00%, 09/01/2029	813,000	704,919
Total Communications		5,709,972

Consumer Discretionary (6.48%)
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	152,000	149,891
3.40%, 12/06/2027	137,000	129,680
CoreCivic, Inc.
4.63%, 05/01/2023	145,000	144,113
Ford Motor Co.
9.63%, 04/22/2030	1,028,000	1,203,862
General Motors Financial Co., Inc.
3.70%, 05/09/2023	230,000	229,511
3.60%, 06/21/2030	707,000	614,129
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	718,000	675,153
Marriott International, Inc.
4.00%, 04/15/2028(b)	125,000	119,313
Toyota Motor Credit Corp.
3.95%, 06/30/2025	1,340,000	1,339,223
Total Consumer Discretionary		4,604,875

Consumer Staples (3.08%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	827,000	819,449
Dollar Tree, Inc.
4.00%, 05/15/2025	1,378,000	1,366,568
Total Consumer Staples		2,186,017

Energy (6.97%)
Continental Resources, Inc.
3.80%, 06/01/2024	137,000	135,314
Enterprise Products Operating LLC
3.35%, 03/15/2023	230,000	229,653
Hess Midstream Operations LP
4.25%, 02/15/2030(a)	718,000	617,129

Security Description	Principal Amount	Value
Energy (continued)
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	$137,000	$136,963
Marathon Oil Corp.
4.40%, 07/15/2027	1,374,000	1,337,027
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,323,000	1,343,529
Schlumberger Investment SA
3.65%, 12/01/2023	364,000	364,006
Shell International Finance BV
2.75%, 04/06/2030	718,000	646,695
Williams Cos., Inc.
3.90%, 01/15/2025	146,000	143,701
Total Energy		4,954,017

Financials (27.88%)
Aflac, Inc.
3.63%, 11/15/2024	152,000	151,673
Bank of America Corp.
4.25%, 10/22/2026	1,085,000	1,070,255
Blackstone Private Credit Fund
3.25%, 03/15/2027	801,000	688,918
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	219,000	214,670
Citigroup, Inc.
3M US L + 1.43%, 09/01/2023(c)	230,000	230,000
4.45%, 09/29/2027	1,360,000	1,329,551
6.63%, 06/15/2032	452,000	492,589
Credit Suisse Group AG
4.55%, 04/17/2026	202,000	193,959
CubeSmart LP
2.25%, 12/15/2028	1,491,000	1,263,769
Discover Bank
4.65%, 09/13/2028	125,000	120,367
FNB Corp.
5.15%, 08/25/2025	1,500,000	1,502,413
FS KKR Capital Corp.
4.25%, 02/14/2025(a)	1,423,000	1,354,283
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(c)	364,000	364,156
3M US L + 1.60%, 11/29/2023(c)	230,000	231,962
5.95%, 01/15/2027	617,000	647,994
Host Hotels & Resorts LP
4.00%, 06/15/2025	976,000	943,999
HSBC Holdings PLC
4.30%, 03/08/2026	125,000	123,738
3.90%, 05/25/2026	152,000	148,193
4.38%, 11/23/2026	1,360,000	1,330,182
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	1,450,000	1,333,434
JPMorgan Chase & Co.
3M US L + 1.23%, 10/24/2023(c)	508,000	508,508
4.25%, 10/01/2027	847,000	840,008
Lincoln National Corp.
3.35%, 03/09/2025	152,000	149,457

Security Description	Principal Amount	Value
Financials (continued)
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(c)	$230,000	$230,269
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	152,000	148,919
Mizuho Financial Group, Inc.
3M US L + 1.00%, 09/11/2024(c)	445,000	444,543
Morgan Stanley
3M US L + 1.40%, 10/24/2023(c)	445,000	445,424
5.00%, 11/24/2025	260,000	264,366
3.63%, 01/20/2027	343,000	334,059
NatWest Markets PLC
3.48%, 03/22/2025(a)	837,000	814,021
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	152,000	145,850
3.45%, 04/23/2029	707,000	671,573
Truist Bank
3.30%, 05/15/2026	152,000	146,234
Wells Fargo & Co.
3.00%, 04/22/2026	973,000	927,316
Total Financials		19,806,652

Health Care (3.44%)
AbbVie, Inc.
3.20%, 11/21/2029	718,000	658,299
Cigna Corp.
3.00%, 07/15/2023	220,000	218,497
CVS Health Corp.
4.30%, 03/25/2028	258,000	255,653
HCA, Inc.
5.38%, 09/01/2026	718,000	720,879
Merck & Co., Inc.
2.80%, 05/18/2023	441,000	438,928
UnitedHealth Group, Inc.
3.75%, 07/15/2025	152,000	151,647
Total Health Care		2,443,903

Industrials (2.81%)
3M Co.
3.25%, 02/14/2024	364,000	361,863
Boeing Co.
4.88%, 05/01/2025	1,358,000	1,363,078
CNH Industrial NV
4.50%, 08/15/2023	152,000	152,406
Textron, Inc.
3.65%, 03/15/2027	125,000	119,353
Total Industrials		1,996,700

Materials (3.28%)
Ball Corp.
4.00%, 11/15/2023	1,385,000	1,372,203
DuPont de Nemours, Inc.
4.73%, 11/15/2028	718,000	725,981

Security Description	Principal Amount	Value
Materials (continued)
Glencore Funding LLC
3.00%, 10/27/2022(a)	$230,000	$229,512
Total Materials		2,327,696

Technology (2.09%)
Apple, Inc.
3.20%, 05/11/2027	718,000	702,028
Flex, Ltd.
5.00%, 02/15/2023	152,000	152,514
Oracle Corp.
3.25%, 11/15/2027	683,000	631,857
Total Technology		1,486,399

Utilities (0.49%)
Dominion Energy, Inc.
4.25%, 06/01/2028	125,000	123,228
Southern Co.
2.95%, 07/01/2023	230,000	228,411
Total Utilities		351,639

TOTAL CORPORATE BONDS
(Cost $50,309,704)		45,867,870

GOVERNMENT BONDS (25.20%)
United States Treasury Bond
2.75%, 02/15/2028	4,461,000	4,331,700
2.88%, 05/15/2032	5,044,000	4,930,904
3.25%, 05/15/2042	5,044,000	4,844,603
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(d)	242,274	288,646
United States Treasury Note
2.88%, 10/31/2023	1,327,000	1,318,784
3.00%, 10/31/2025	2,220,000	2,189,865
TOTAL GOVERNMENT BONDS
(Cost $18,463,875)		17,904,502

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.30%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.25%	6,605,726	6,605,726

TOTAL SHORT TERM INVESTMENTS
(Cost $6,605,726)			6,605,726

TOTAL INVESTMENTS (99.06%)
(Cost $75,379,305)			$70,378,098
OTHER ASSETS IN EXCESS OF LIABILITIES (0.94%)			668,771
NET ASSETS - 100.00%			$71,046,869

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of August 31, 2022 was 2.63%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,073,477, representing 7.14% of net assets.

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2022, the market value of those securities was $119,313 representing 0.17% of net assets.

(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2022. Security description includes the reference rate and spread if published and available.

(d)	Principal amount of security is adjusted for inflation.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF
Schedule of Investments
As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.63%)
Communication Services (5.11%)
Alphabet, Inc., Class C(a)	18,190	$1,985,439
AT&T, Inc.	81,378	1,427,370
Lumen Technologies, Inc.(b)	66,913	666,453
Verizon Communications, Inc.	21,604	903,263
Total Communication Services		4,982,525

Consumer Discretionary (4.85%)
Amazon.com, Inc.(a)	29,707	3,765,956
PetMed Express, Inc.(b)	47,244	971,809
Total Consumer Discretionary		4,737,765

Consumer Staples (5.59%)
Altria Group, Inc.	18,927	853,986
Coca-Cola Co.	24,300	1,499,553
Colgate-Palmolive Co.	16,550	1,294,376
Philip Morris International, Inc.	4,176	398,766
Vector Group, Ltd.	143,649	1,407,760
Total Consumer Staples		5,454,441

Energy (10.31%)
Antero Midstream Corp.	140,831	1,418,168
Devon Energy Corp.	13,486	952,381
Equitrans Midstream Corp.	189,725	1,758,751
Exxon Mobil Corp.	33,377	3,190,507
Kinder Morgan, Inc.	72,005	1,319,132
ONEOK, Inc.	23,153	1,417,658
Total Energy		10,056,597

Financials (16.88%)
AllianceBernstein Holding LP	55,111	2,374,182
Annaly Capital Management, Inc.	121,559	784,055
Artisan Partners Asset Management, Inc., Class A	34,387	1,160,905
Bank of America Corp.	30,525	1,025,945
Dynex Capital, Inc.	36,839	571,373
Ellington Financial, Inc.(b)	58,345	856,505
FNB Corp.	51,436	613,117
Fulton Financial Corp.	48,707	790,515
Navient Corp.	32,763	504,223
OneMain Holdings, Inc.	19,283	673,555
PennyMac Mortgage Investment Trust(b)	55,076	817,879
Ready Capital Corp.	63,051	825,968
Rithm Capital Corp.	139,454	1,315,051
Starwood Property Trust, Inc.	26,393	605,191
US Bancorp	48,657	2,219,246
UWM Holdings Corp.(b)	369,290	1,336,830
Total Financials		16,474,540

Health Care (9.97%)
AbbVie, Inc.	13,501	1,815,345

Security Description	Shares	Value
Health Care (continued)
Bristol-Myers Squibb Co.	26,906	$1,813,734
Johnson & Johnson	11,771	1,899,133
Merck & Co., Inc.	40,201	3,431,557
Pfizer, Inc.	17,097	773,297
Total Health Care		9,733,066

Industrials (5.91%)
3M Co.	3,545	440,821
Fastenal Co.	26,301	1,323,729
MDU Resources Group, Inc.	85,933	2,590,880
United Parcel Service, Inc., Class B	7,249	1,410,003
Total Industrials		5,765,433

Information Technology (27.69%)
Apple, Inc.	42,905	6,745,524
Broadcom, Inc.	3,892	1,942,536
Cisco Systems, Inc.	55,989	2,503,828
Hewlett Packard Enterprise Co.	177,997	2,420,759
Intel Corp.	52,556	1,677,588
Microsoft Corp.	26,529	6,936,538
NVIDIA Corp.	7,990	1,206,011
Texas Instruments, Inc.	15,621	2,580,745
Western Union Co.	67,967	1,007,271
Total Information Technology		27,020,800

Materials (0.84%)
Newmont Mining Corp.	19,706	815,040

Real Estate (4.85%)
American Assets Trust, Inc.	18,913	525,025
Iron Mountain, Inc.	24,949	1,312,567
Piedmont Office Realty Trust, Inc., Class A	54,580	642,952
SITE Centers Corp.	34,409	445,941
Universal Health Realty Income Trust	35,544	1,808,834
Total Real Estate		4,735,319

Utilities (7.63%)
Clearway Energy, Inc., Class C	18,861	699,743
Duke Energy Corp.	27,355	2,924,523
Entergy Corp.	11,150	1,285,595
PPL Corp.	24,856	722,813
Southwest Gas Holdings, Inc.	23,233	1,808,689
Total Utilities		7,441,363

TOTAL COMMON STOCKS
(Cost $95,869,163)		97,216,889

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.06%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $200,551)	2.25%	200,551	$200,551

Investments Purchased with Collateral from Securities Loaned (1.86%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $1,816,551)		1,816,551	1,816,551
TOTAL SHORT TERM INVESTMENTS
(Cost $2,017,102)			2,017,102

TOTAL INVESTMENTS (101.69%)
(Cost $97,886,265)			$99,233,991
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.69%)			(1,653,459)
NET ASSETS - 100.00%			$97,580,532

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,651,062.

See Notes to Quarterly Schedule of Investments.

h

RiverFront Dynamic US Flex-Cap ETF
Schedule of Investments
As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Communication Services (5.59%)
Alphabet, Inc., Class A(a)	4,126	$446,516
Alphabet, Inc., Class C(a)	1,962	214,152
Comcast Corp., Class A	5,070	183,483
EverQuote, Inc., Class A(a)	13,786	119,249
Interpublic Group of Cos., Inc.	5,891	162,827
Magnite, Inc.(a)	4,314	32,484
Meta Platforms, Inc., Class A(a)	1,878	305,983
New York Times Co., Class A	2,954	90,068
Sirius XM Holdings, Inc.(b)	31,049	189,088
Total Communication Services		1,743,850

Consumer Discretionary (6.56%)
Adtalem Global Education, Inc.(a)	3,851	145,144
Amazon.com, Inc.(a)	8,016	1,016,188
Choice Hotels International, Inc.	732	83,968
Clarus Corp.(b)	4,555	69,099
Home Depot, Inc.	1,182	340,913
NIKE, Inc., Class B	2,065	219,819
Tapestry, Inc.	4,966	172,469
Total Consumer Discretionary		2,047,600

Consumer Staples (6.52%)
Archer-Daniels-Midland Co.	3,343	293,816
Coca-Cola Co.	6,985	431,044
Colgate-Palmolive Co.	3,047	238,306
Mondelez International, Inc., Class A	4,712	291,484
Procter & Gamble Co.	2,207	304,434
SpartanNash Co.	4,921	149,746
Sprouts Farmers Market, Inc.(a)	5,460	157,794
Walgreens Boots Alliance, Inc.	4,774	167,377
Total Consumer Staples		2,034,001

Energy (7.31%)
Aemetis, Inc.(a)(b)	20,644	188,273
Archrock, Inc.	16,721	123,568
Coterra Energy, Inc.	8,045	248,671
Exxon Mobil Corp.	5,935	567,327
Marathon Oil Corp.	12,761	326,554
New Fortress Energy, Inc.(b)	6,567	376,617
Transocean, Ltd.(a)	52,237	189,098
Williams Cos., Inc.	7,698	261,963
Total Energy		2,282,071

Financials (10.35%)
Arbor Realty Trust, Inc.	6,801	101,879
Bank of America Corp.	7,633	256,545
Berkshire Hathaway, Inc., Class B(a)	1,706	479,045
Central Pacific Financial Corp.	4,524	98,578
Cincinnati Financial Corp.	1,757	170,359
First Commonwealth Financial Corp.	8,273	111,520

Security Description	Shares	Value
Financials (continued)
Hope Bancorp, Inc.	8,799	$127,322
JPMorgan Chase & Co.	3,331	378,835
Kearny Financial Corp.	9,466	107,534
KeyCorp	9,289	164,322
Markel Corp.(a)	186	222,104
OceanFirst Financial Corp.	6,462	125,621
Provident Financial Services, Inc.	5,275	122,538
Regions Financial Corp.	9,128	197,804
Travelers Cos., Inc.	1,444	233,408
US Bancorp	4,382	199,863
Willis Towers Watson PLC	31	6,412
WSFS Financial Corp.	2,577	124,598
Total Financials		3,228,287

Health Care (17.00%)
Abbott Laboratories	2,708	277,976
AbbVie, Inc.	3,086	414,944
Cigna Corp.	822	232,996
CVS Health Corp.	2,999	294,352
Exelixis, Inc.(a)	8,703	154,391
Johnson & Johnson	2,971	479,341
Merck & Co., Inc.	4,107	350,573
Multiplan Corp.(a)(b)	44,364	156,161
NeoGenomics, Inc.(a)	3,994	40,140
Pacific Biosciences of California, Inc.(a)(b)	5,808	34,035
Pfizer, Inc.	9,668	437,284
Quest Diagnostics, Inc.	1,292	161,901
Regeneron Pharmaceuticals, Inc.(a)	279	162,116
Signify Health, Inc., Class A(a)	13,209	368,531
TransMedics Group, Inc.(a)	9,518	495,222
UnitedHealth Group, Inc.	1,215	630,986
Vertex Pharmaceuticals, Inc.(a)	853	240,341
Zoetis, Inc.	1,574	246,378
Zynex, Inc.(b)	14,409	128,816
Total Health Care		5,306,484

Industrials (8.54%)
ACCO Brands Corp.	15,533	92,111
Air Transport Services Group, Inc.(a)	4,780	144,021
Boise Cascade Co.	2,752	171,532
BWX Technologies, Inc.	2,244	116,980
CACI International, Inc., Class A(a)	551	154,759
Casella Waste Systems, Inc., Class A(a)	2,307	189,013
Cintas Corp.	507	206,268
CoreCivic, Inc.(a)	11,730	111,787
CRA International, Inc.	1,262	115,359
Gorman-Rupp Co.	2,729	72,073
Heidrick & Struggles International, Inc.	3,480	99,041
Matson, Inc.	2,431	179,068
Oshkosh Corp.	1,315	104,884
Rush Enterprises, Inc., Class A	2,168	102,026
Snap-on, Inc.	134	29,193
Standex International Corp.	1,211	109,487
Trinity Industries, Inc.	5,277	128,653

Security Description	Shares	Value
Industrials (continued)
United Parcel Service, Inc., Class B	1,914	$372,292
Univar Solutions, Inc.(a)	6,559	165,418
Total Industrials		2,663,965

Information Technology (27.91%)
Adobe, Inc.(a)	54	20,166
Advanced Micro Devices, Inc.(a)	3,065	260,127
Amdocs, Ltd.	2,722	232,649
Apple, Inc.	12,627	1,985,217
Block, Inc., Class A(a)	1,398	96,336
Broadcom, Inc.	683	340,892
Cisco Systems, Inc.	6,367	284,732
Cloudflare, Inc., Class A(a)	2,804	175,446
Crowdstrike Holdings, Inc., Class A(a)	1,293	236,115
Ebix, Inc.(b)	2,566	66,767
Enphase Energy, Inc.(a)	790	226,288
Identiv, Inc.(a)	15,395	229,693
Knowles Corp.(a)	5,696	86,294
Mastercard, Inc., Class A	1,318	427,520
Maximus, Inc.	1,727	104,639
Methode Electronics, Inc.	2,742	110,941
Microsoft Corp.	5,718	1,495,086
NCR Corp.(a)	4,325	134,291
NortonLifeLock, Inc.	10,819	244,401
NVIDIA Corp.	1,159	174,940
Progress Software Corp.	2,555	122,972
QUALCOMM, Inc.	1,837	242,980
Salesforce.com, Inc.(a)	1,703	265,872
SolarEdge Technologies, Inc.(a)	1,066	294,184
Texas Instruments, Inc.	1,670	275,901
Visa, Inc., Class A	2,342	465,379
Xperi Corp.	6,884	109,525
Total Information Technology		8,709,353

Materials (5.02%)
American Vanguard Corp.	8,511	169,624
FMC Corp.	1,888	204,055
Glatfelter Corp.	7,342	35,755
Mosaic Co.	4,479	241,284
Myers Industries, Inc.	6,209	119,958
Nucor Corp.	1,873	248,997
O-I, Inc.(a)	15,636	203,424
Sealed Air Corp.	281	15,121
SunCoke Energy, Inc.	19,404	127,872
United States Steel Corp.	8,722	199,472
Total Materials		1,565,562

Real Estate (2.69%)
Duke Realty Corp.	3,411	200,737
Highwoods Properties, Inc.	3,043	92,538
Kilroy Realty Corp.	3,784	184,546
Kimco Realty Corp.	8,846	186,474
SL Green Realty Corp.	1,876	82,863
Uniti Group, Inc.	9,922	93,167
Total Real Estate		840,325

Utilities (2.30%)
Duke Energy Corp.	1,169	124,978
National Fuel Gas Co.	2,245	160,001

Security Description	Shares	Value
Utilities (continued)
OGE Energy Corp.	6,983	$283,091
Southwest Gas Holdings, Inc.	1,939	150,951
Total Utilities		719,021

TOTAL COMMON STOCKS
(Cost $30,430,291)		31,140,519

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.49%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $28,956)	2.25%	28,956	28,956

Investments Purchased with Collateral from Securities Loaned (1.40%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $437,098)		437,098	437,098
TOTAL SHORT TERM INVESTMENTS
(Cost $466,054)			466,054

TOTAL INVESTMENTS (101.28%)
(Cost $30,896,345)			$31,606,573
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.28%)			(400,701)
NET ASSETS - 100.00%			$31,205,872

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $748,115.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund
Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (79.22%)
Communications (6.00%)
AMC Networks, Inc.
5.00%, 04/01/2024	$384,000	$374,942
4.75%, 08/01/2025	464,000	430,379
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	526,000	521,408
CSC Holdings LLC
5.50%, 04/15/2027(a)	985,000	935,272
Level 3 Financing, Inc.
3.75%, 07/15/2029(a)	1,160,000	933,452
Netflix, Inc.
4.38%, 11/15/2026	914,000	887,777
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	955,000	851,745
T-Mobile USA, Inc.
2.63%, 04/15/2026	1,779,000	1,647,541
WMG Acquisition Corp.
3.75%, 12/01/2029(a)	914,000	782,613
Total Communications		7,365,129

Consumer Discretionary (14.53%)
Air Canada
3.88%, 08/15/2026(a)	1,008,000	900,829
Aramark Services, Inc.
6.38%, 05/01/2025(a)	1,008,000	1,000,450
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	1,192,000	1,165,418
DR Horton, Inc.
4.38%, 09/15/2022	1,586,000	1,585,717
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	1,360,000	1,241,680
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,214,000	1,172,985
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	1,105,000	955,483
International Game Technology PLC
6.50%, 02/15/2025(a)	1,046,000	1,039,468
Las Vegas Sands Corp.
3.20%, 08/08/2024	886,000	839,166
Lennar Corp.
4.75%, 11/29/2027	1,105,000	1,079,862
MGM Resorts International
6.00%, 03/15/2023	1,192,000	1,193,622
Newell Brands, Inc.
4.10%, 04/01/2023	364,000	363,108
4.45%, 04/01/2026	914,000	860,778
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	1,105,000	1,050,531
PulteGroup, Inc.
5.50%, 03/01/2026	1,470,000	1,491,475

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Royal Caribbean Cruises, Ltd.
10.88%, 06/01/2023(a)	$1,237,000	$1,261,010
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	663,000	637,101
Total Consumer Discretionary		17,838,683

Consumer Staples (2.34%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	1,008,000	1,031,116
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 01/15/2027(a)	914,000	821,416
Spectrum Brands, Inc.
5.75%, 07/15/2025	30,000	29,306
US Foods, Inc.
6.25%, 04/15/2025(a)	985,000	991,092
Total Consumer Staples		2,872,930

Energy (4.05%)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,163,000	1,196,541
DCP Midstream Operating LP
5.38%, 07/15/2025	955,000	954,714
Petroleos Mexicanos
4.88%, 01/18/2024	975,000	960,916
Reliance Industries, Ltd.
4.13%, 01/28/2025(a)	904,000	897,284
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	1,008,000	966,667
Total Energy		4,976,122

Financials (25.57%)
Air Lease Corp.
4.25%, 02/01/2024	922,000	920,402
Ares Capital Corp.
3.50%, 02/10/2023	1,108,000	1,103,502
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(a)	1,040,000	851,721
Bancolombia SA
5.13%, 09/11/2022	910,000	909,745
Bank of America Corp.
4.25%, 10/22/2026	1,509,000	1,488,493
Blackstone Secured Lending Fund
3.63%, 01/15/2026	1,092,000	1,026,239
Capital One Financial Corp.
4.20%, 10/29/2025	1,008,000	996,501
Citigroup, Inc.
4.45%, 09/29/2027	1,509,000	1,475,215
EPR Properties
4.75%, 12/15/2026	955,000	901,292
FS KKR Capital Corp.
3.40%, 01/15/2026	1,105,000	1,007,578
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	886,000	847,094

Security Description	Principal Amount	Value
Financials (continued)
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	$1,509,000	$1,491,414
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	1,029,000	894,592
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,193,000	1,136,452
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	1,054,000	969,269
iStar, Inc.
4.75%, 10/01/2024	1,245,000	1,247,104
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,509,000	1,496,543
Morgan Stanley
3M US L + 0.847%, 04/24/2024(b)	1,914,000	1,906,336
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	886,000	850,829
NatWest Markets PLC
3.48%, 03/22/2025(a)	919,000	893,770
Newmark Group, Inc.
6.13%, 11/15/2023	1,173,000	1,174,782
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	298,000	296,233
5.25%, 01/15/2026	615,000	610,921
OneMain Finance Corp.
6.13%, 03/15/2024	1,192,000	1,165,287
Santander Holdings USA, Inc.
3.50%, 06/07/2024	460,000	452,554
SBA Communications Corp.
3.88%, 02/15/2027	1,412,000	1,289,324
Starwood Property Trust, Inc.
4.75%, 03/15/2025	914,000	871,600
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,308,000	1,225,164
Wells Fargo & Co.
3.30%, 09/09/2024	1,914,000	1,891,851
Total Financials		31,391,807

Health Care (1.08%)
DaVita, Inc.
4.63%, 06/01/2030(a)	1,054,000	849,808
HCA, Inc.
5.38%, 02/01/2025	464,000	468,995
Total Health Care		1,318,803

Industrials (5.08%)
Boeing Co.
4.88%, 05/01/2025	1,105,000	1,109,132
MasTec, Inc.
4.50%, 08/15/2028(a)	1,024,000	942,638
Sensata Technologies BV
5.00%, 10/01/2025(a)	914,000	896,566
Stericycle, Inc.
5.38%, 07/15/2024(a)	956,000	936,851

Security Description	Principal Amount	Value
Industrials (continued)
TransDigm, Inc.
6.25%, 03/15/2026(a)	$985,000	$968,969
WESCO Distribution, Inc.
7.13%, 06/15/2025(a)	1,374,000	1,375,902
Total Industrials		6,230,058

Materials (12.18%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	1,237,000	1,092,432
ArcelorMittal SA
3.60%, 07/16/2024	1,031,000	1,021,478
Arconic Corp.
6.00%, 05/15/2025(a)	1,008,000	991,748
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	1,210,000	1,147,056
Ball Corp.
5.25%, 07/01/2025	762,000	761,051
4.88%, 03/15/2026	464,000	449,848
Berry Global, Inc.
4.88%, 07/15/2026(a)	1,058,000	1,031,501
Braskem Finance, Ltd.
6.45%, 02/03/2024	431,000	438,938
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,031,000	1,029,871
5.00%, 09/01/2027	500,000	493,773
Graphic Packaging International LLC
4.88%, 11/15/2022	1,359,000	1,360,621
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	398,000	385,793
Methanex Corp.
5.13%, 10/15/2027	985,000	898,379
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	1,192,000	1,142,803
Novelis Corp.
3.25%, 11/15/2026(a)	955,000	851,760
Sasol Financing International, Ltd.
4.50%, 11/14/2022	528,000	528,032
Sasol Financing USA LLC
4.38%, 09/18/2026	615,000	572,777
Standard Industries, Inc.
3.38%, 01/15/2031(a)	1,008,000	750,500
Total Materials		14,948,361

Technology (3.89%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	914,000	769,416
Flex, Ltd.
5.00%, 02/15/2023	1,213,000	1,217,103
Microchip Technology, Inc.
4.25%, 09/01/2025	1,024,000	1,014,577
NortonLifeLock, Inc.
5.00%, 04/15/2025(a)	787,000	776,769

Security Description	Principal Amount	Value
Technology (continued)
Seagate HDD Cayman
4.75%, 06/01/2023	$1,008,000	$1,001,599
Total Technology		4,779,464

Utilities (4.50%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	1,029,000	980,951
Calpine Corp.
5.25%, 06/01/2026(a)	488,000	474,360
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,370,000	1,322,905
NRG Energy, Inc.
3.75%, 06/15/2024(a)	914,000	888,215
6.63%, 01/15/2027	338,000	336,285
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	1,573,000	1,518,316
Total Utilities		5,521,032

TOTAL CORPORATE BONDS
(Cost $104,926,451)		97,242,389

GOVERNMENT BONDS (17.03%)
U.S. Treasury Note
2.50%, 05/31/2024	4,783,000	4,706,209
2.88%, 06/15/2025	4,783,000	4,707,144
3.25%, 06/30/2029	4,908,000	4,901,482
United States Treasury Bond
3.25%, 05/15/2042	6,868,000	6,596,498
TOTAL GOVERNMENT BONDS
(Cost $21,124,369)		20,911,333

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.61%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.25%	3,200,484	3,200,484

TOTAL SHORT TERM INVESTMENTS
(Cost $3,200,484)			3,200,484

TOTAL INVESTMENTS (98.86%)
(Cost $129,251,304)			$121,354,206
OTHER ASSETS IN EXCESS OF LIABILITIES (1.14%)			1,395,348
NET ASSETS - 100.00%			$122,749,554

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of August 31, 2022 was 2.63%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was 38,890,648, representing 31.68% of net assets.
(b)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2022. Security description includes the reference rate and spread if published and available.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2022 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Clean Energy ETF, ALPS Disruptive Technologies, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Global Travel Beneficiaries ETF, the ALPS Hillman Active Value ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the ALPS Intermediate Municipal Bond ETF, the RiverFront Dynamic Core Income ETF, , the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2022:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$34,444,777	$–	$–	$34,444,777
Exchange Traded Fund	1,523,060	–	–	1,523,060
U.S. Energy Infrastructure Companies*	38,992,330	–	–	38,992,330
U.S. Energy Infrastructure MLPs*	33,249,616	–	–	33,249,616
U.S. General Partners*	20,249,251	–	–	20,249,251
Short Term Investments	2,643,679	–	–	2,643,679
Total	$131,102,713	$–	$–	$131,102,713

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$6,607,089,759	$–	$–	$6,607,089,759
Short Term Investments	508,630	–	–	508,630
Total	$6,607,598,389	$–	$–	$6,607,598,389

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$18,342,739	$–	$–	$18,342,739
Short Term Investments	227,223	–	–	227,223
Total	$18,569,962	$–	$–	$18,569,962

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$719,469,044	$–	$–	$719,469,044
Master Limited Partnerships*	87,590,183	–	–	87,590,183
Short Term Investments	153,411,068	–	–	153,411,068
Total	$960,470,295	$–	$–	$960,470,295

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$124,693,861	$–	$–	$124,693,861
Master Limited Partnerships*	1,326,182	–	–	1,326,182
Short Term Investments	2,982,565	–	–	2,982,565
Total	$129,002,608	$–	$–	$129,002,608

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,554	$1,554
Other*	$29,857,511	–	–	$29,857,511
Short Term Investments	2,465,599	–	–	2,465,599
Total	$32,323,110	$–	$1,554	$32,324,664

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$298,727,627	$–	$–	$298,727,627
Short Term Investments	20,958,182	–	–	20,958,182
Total	$319,685,809	$–	$–	$319,685,809

ALPS Global Travel Beneficiaries ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,558,374	$–	$–	$11,558,374
Short Term Investments	156,148	–	–	156,148
Total	$11,714,522	$–	$–	$11,714,522

ALPS Hillman Active Value ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$7,215,811	$–	$–	$7,215,811
Master Limited Partnerships*	210,402	–	–	210,402
Short Term Investments	351,401	–	–	351,401
Total	$7,777,614	$–	$–	$7,777,614

ALPS Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds*	$–	$31,033,759	$–	$31,033,759
Short Term Investments	367,242	–	–	367,242
Total	$367,242	$31,033,759	$–	$31,401,001
ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$166,951,130	$–	$–	$166,951,130
Short Term Investments	4,476,400	–	–	4,476,400
Total	$171,427,530	$–	$–	$171,427,530

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$107,760,690	$–	$–	$107,760,690
Short Term Investments	9,840,329	–	–	9,840,329
Total	$117,601,019	$–	$–	$117,601,019

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$22,605,760	$–	$–	$22,605,760
Short Term Investments	34,138	–	–	34,138
Total	$22,639,898	$–	$–	$22,639,898

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,210,396,313	$–	$–	$1,210,396,313
Short Term Investments	16,889,433	–	–	16,889,433
Total	$1,227,285,746	$–	$–	$1,227,285,746

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$126,374,136	$–	$–	$126,374,136
Limited Partnerships*	2,485,844	–	–	2,485,844
Short Term Investments	2,843,845	–	–	2,843,845
Total	$131,703,825	$–	$–	$131,703,825

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$45,867,870	$–	$45,867,870
Government Bonds*	–	17,904,502	–	17,904,502
Short Term Investments	6,605,726	–	–	6,605,726
Total	$6,605,726	$63,772,372	$–	$70,378,098

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$97,216,889	$–	$–	$97,216,889
Short Term Investments	2,017,102	–	–	2,017,102
Total	$99,233,991	$–	$–	$99,233,991

RiverFront Dynamic US Flex-Cap ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$31,140,519	$–	$–	$31,140,519
Short Term Investments	466,054	–	–	466,054
Total	$31,606,573	$–	$–	$31,606,573

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$97,242,389	$–	$97,242,389
Government Bonds*	–	20,911,333	–	20,911,333
Short Term Investments	3,200,484	–	–	3,200,484
Total	$3,200,484	$118,153,722	$–	$121,354,206

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the nine months ended August 31, 2022.  As of August 31, 2022, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,554, which represents 0.01% of net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Hillman Active Value ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$2,238,879	$2,177,016	$113,087	$2,290,103
ALPS Clean Energy ETF	201,855,714	152,948,636	49,989,833	202,938,469
ALPS Disruptive Technologies ETF	3,355,200	2,887,959	573,766	3,461,725
ALPS Emerging Sector Dividend Dogs ETF	2,199,062	2,322,810	–	2,322,810
ALPS Equal Sector Weight ETF	77,888,790	20,958,182	59,680,372	80,638,554
ALPS Global Travel Beneficiaries ETF	137,818	146,350	–	146,350
ALPS Hillman Active Value ETF	81,148	84,739	–	84,739
ALPS International Sector Dividend Dogs ETF	3,960,171	4,174,360	149,740	4,324,100
ALPS Medical Breakthroughs ETF	13,724,400	9,815,433	4,287,083	14,102,516
ALPS Sector Dividend Dogs ETF	16,301,539	16,714,485	–	16,714,485
Barron's 400 ETF	3,166,248	2,053,933	1,213,327	3,267,260
RiverFront Dynamic US Dividend Advantage ETF	2,651,062	1,816,551	914,398	2,730,949
RiverFront Dynamic US Flex-Cap ETF	748,115	437,098	329,598	766,696

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2022, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of August 31, 2022	Market Value as of November 30, 2021	Purchases	Purchases In- Kind	Sales	Market Value as of August 31, 2022	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Crestwood Equity Partners LP	10,434,938	$191,619,639	$82,817,760	$82,932,991	$(74,153,940)	$278,195,447	$-	$20,815,653	$(6,916,270)
DCP Midstream LP	13,280,642	305,805,520	39,565,572	130,668,176	(112,168,096)	504,930,009	-	165,898,160	(9,012,730)
EnLink Midstream LLC	47,376,660	279,392,241	36,818,134	134,577,952	(128,064,456)	481,346,865	-	183,002,440	(8,562,365)
Genesis Energy LP	15,970,329	142,731,294	16,808,378	56,434,675	(47,589,776)	184,936,410	-	44,404,845	(20,794,454)
Holly Energy Partners LP	6,698,107	99,394,845	10,330,147	36,952,321	(32,204,251)	118,958,380	-	13,613,402	(2,202,226)
Magellan Midstream Partners LP	12,911,547	495,004,139	80,106,243	189,996,363	(160,268,392)	666,623,172	-	104,095,895	(3,338,597)
NuStar Energy LP	14,581,377	179,635,876	21,185,299	71,341,296	(59,690,233)	232,718,777	-	53,447,219	(15,834,578)
Plains All American Pipeline LP	58,452,738	497,343,940	59,802,348	195,704,810	(192,567,969)	686,819,671	-	212,510,299	(50,770,684)
Western Midstream Partners LP	24,177,434	489,748,659	47,913,725	204,220,043	(268,367,387)	679,627,670	-	250,900,514	(11,488,080)
						$3,834,156,401	$-	$1,048,688,427	$(128,919,984)

* 100% of the income received was estimated as Return of Capital.